Schedule of Investments (unaudited)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.5%
Abacus Group	3,112,827	$1,895,637
Abacus Storage King(a)	3,112,716	1,964,678
Accent Group Ltd.	1,643,635	1,963,156
Adbri Ltd.(a)	2,780,260	3,492,809
AGL Energy Ltd.	3,698,730	25,284,301
Allkem Ltd.(a)(b)	3,453,069	21,100,633
ALS Ltd.	2,552,939	17,471,942
Altium Ltd.	666,839	16,820,031
Alumina Ltd.(a)	13,612,618	6,764,597
AMP Ltd.	16,027,666	10,679,095
Ampol Ltd.	1,358,436	27,546,025
Ansell Ltd.	704,487	9,518,186
APA Group	6,946,423	36,412,736
APM Human Services International Ltd.	1,507,064	2,003,429
Arafura Rare Earths Ltd.(a)(b)	9,864,938	1,166,270
ARB Corp. Ltd.	512,207	9,557,978
Arena REIT	1,931,445	3,907,337
Argosy Minerals Ltd.(a)(b)	6,504,632	664,135
Aristocrat Leisure Ltd.	3,303,578	81,202,230
ASX Ltd.	1,089,870	38,938,383
Atlas Arteria Ltd.	6,405,642	21,655,050
AUB Group Ltd.	543,753	9,338,141
Aurizon Holdings Ltd.	10,203,665	22,224,740
Aussie Broadband Ltd.(a)(b)	1,026,584	2,557,525
Austal Ltd.	2,151,573	2,320,245
Australia & New Zealand Banking Group Ltd.	16,786,026	264,698,443
Australian Agricultural Co. Ltd.(a)(b)	2,556,732	2,021,178
Australian Clinical Labs Ltd.(b)	597,198	1,021,488
AVZ Minerals Ltd.(a)(b)(c)	12,873,189	3,862,977
Bank of Queensland Ltd.	3,593,127	11,676,390
Bapcor Ltd.	2,128,515	7,245,147
Beach Energy Ltd.	9,505,623	9,362,582
Bega Cheese Ltd.	1,733,891	3,072,200
Bellevue Gold Ltd.(a)	6,307,230	5,735,961
Bendigo & Adelaide Bank Ltd.	3,065,135	16,982,059
BHP Group Ltd.	28,454,603	805,477,822
BlueScope Steel Ltd.	2,543,019	30,484,334
Boral Ltd.(a)	2,106,522	6,038,937
Boss Energy Ltd. (a)	1,911,407	5,267,378
BrainChip Holdings Ltd.(a)(b)	8,734,947	868,299
Brambles Ltd.	7,815,922	65,229,735
Breville Group Ltd.(b)	554,210	7,511,152
Brickworks Ltd.	385,809	6,013,210
BWP Trust	3,208,818	6,635,892
Calix Ltd.(a)	769,354	1,316,077
Capricorn Metals Ltd.(a)	1,546,544	4,601,563
carsales.com Ltd.	2,134,005	37,616,651
Centuria Capital Group	3,514,522	2,571,252
Centuria Industrial REIT	3,029,708	5,483,278
Centuria Office REIT	1,142,615	795,506
Chalice Mining Ltd.(a)	1,900,648	2,165,791
Challenger Ltd.	3,117,585	11,624,413
Champion Iron Ltd.	2,150,539	9,781,734
Charter Hall Group	2,698,224	14,948,104
Charter Hall Long Wale REIT	3,822,155	7,342,876
Charter Hall Retail REIT	2,685,587	5,218,458
Charter Hall Social Infrastructure REIT	563,995	854,631
Cleanaway Waste Management Ltd.	11,722,389	16,699,078
Clinuvel Pharmaceuticals Ltd.	215,982	2,021,041
Cochlear Ltd.	369,325	56,607,966
Security	Shares	Value

Australia (continued)
Codan Ltd./Australia	580,936	$2,881,409
Coles Group Ltd.	7,547,628	73,254,886
Collins Foods Ltd.	482,349	2,797,077
Commonwealth Bank of Australia	9,399,975	578,247,430
Computershare Ltd.	3,178,954	50,170,066
Core Lithium Ltd.(a)(b)	10,154,560	2,334,931
Coronado Global Resources Inc.(d)	4,138,287	4,552,222
Corporate Travel Management Ltd.	743,731	7,869,867
Costa Group Holdings Ltd.	2,499,555	4,930,111
Credit Corp. Group Ltd.	386,921	2,985,128
Cromwell Property Group	12,627,676	2,575,204
CSL Ltd.	2,718,310	401,744,766
CSR Ltd.	3,026,555	10,814,457
Data#3 Ltd.	393,454	1,696,074
De Grey Mining Ltd.(a)	7,788,437	5,853,804
Deterra Royalties Ltd.	2,411,000	7,204,083
Dexus	6,055,164	25,008,956
Dexus Industria REIT	337,636	510,338
Dicker Data Ltd.	269,232	1,806,827
Domain Holdings Australia Ltd.(b)	2,120,300	4,596,044
Domino’s Pizza Enterprises Ltd.	371,187	12,029,816
Downer EDI Ltd.	3,833,244	9,219,159
Eagers Automotive Ltd.	806,152	6,630,274
Elders Ltd.	925,681	3,493,056
Endeavour Group Ltd.	8,028,116	25,219,878
Evolution Mining Ltd.	10,511,719	23,510,676
EVT Ltd.	595,856	3,950,933
Firefinch Ltd.(a)(b)(c)	5,815,203	516,442
FleetPartners Group Ltd., NVS(a)	1,443,300	2,279,784
Flight Centre Travel Group Ltd.(b)	990,219	11,771,064
Fortescue Metals Group Ltd.	9,494,910	135,072,829
G8 Education Ltd.	4,366,315	2,638,620
Gold Road Resources Ltd.	5,818,348	6,916,230
Goodman Group	9,595,062	126,960,858
GPT Group (The)	11,349,590	26,192,907
GrainCorp Ltd., Class A	1,268,091	5,604,512
Grange Resources Ltd.	2,774,567	734,033
Growthpoint Properties Australia Ltd.	768,695	965,093
GUD Holdings Ltd.	895,241	6,087,907
Hansen Technologies Ltd.	691,228	2,282,577
Harvey Norman Holdings Ltd.	3,567,538	8,339,003
Healius Ltd.	3,768,422	4,342,871
Helia Group Ltd.	2,550,470	5,865,430
Home Consortium Ltd.	1,369,498	3,720,379
HomeCo Daily Needs REIT	8,597,311	5,862,808
HUB24 Ltd.	412,615	7,966,646
IDP Education Ltd.	1,433,539	19,806,299
IGO Ltd.(b)	3,872,882	23,451,728
Iluka Resources Ltd.	2,455,329	11,338,109
Imdex Ltd.(b)	1,569,382	1,646,137
Imugene Ltd.(a)(b)	29,692,282	816,472
Incitec Pivot Ltd.	10,531,898	18,385,353
Ingenia Communities Group	1,896,444	4,720,214
Inghams Group Ltd.	1,971,173	4,616,757
Insignia Financial Ltd.	3,374,184	4,437,734
Insurance Australia Group Ltd.	13,554,591	48,898,674
Integral Diagnostics Ltd.	571,928	968,683
InvoCare Ltd.	820,816	6,605,768
ionner Ltd.(a)(b)	7,747,547	693,831
IPH Ltd.	1,450,710	6,304,357
IRESS Ltd.	1,095,418	3,492,991
James Hardie Industries PLC(a)	2,499,940	62,372,033

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
JB Hi-Fi Ltd.	620,819	$17,845,401
Johns Lyng Group Ltd.	1,108,367	4,314,898
Judo Capital Holdings Ltd.(a)(b)	3,634,114	1,956,669
Jumbo Interactive Ltd.	194,723	1,717,364
Karoon Energy Ltd.(a)	2,713,145	4,368,994
Kelsian Group Ltd.	870,054	3,346,057
Lendlease Corp. Ltd.	3,801,256	15,054,837
Leo Lithium Ltd.(a)(b)(c)	5,416,655	1,555,742
Lifestyle Communities Ltd.(b)	384,266	3,822,770
Link Administration Holdings Ltd.	2,985,763	2,266,472
Liontown Resources Ltd.(a)(b)	8,977,487	9,227,964
Lottery Corp. Ltd. (The)	12,407,997	35,816,520
Lovisa Holdings Ltd.	318,540	3,525,052
Lynas Rare Earths Ltd.(a)	5,361,698	24,118,993
MA Financial Group Ltd.	250,367	683,219
Maas Group Holdings Ltd.(b)	233,483	509,051
Macquarie Group Ltd.	2,071,417	212,920,727
Magellan Financial Group Ltd.	863,741	3,584,424
McMillan Shakespeare Ltd.	485,142	5,170,281
Medibank Pvt Ltd.	15,389,738	33,584,685
Megaport Ltd.(a)(b)	892,569	5,458,788
Mesoblast Ltd.(a)(b)	3,743,857	857,026
Metcash Ltd.	5,548,516	12,993,700
Mineral Resources Ltd.	1,004,724	37,031,330
Mirvac Group	21,991,798	25,516,056
Monadelphous Group Ltd.	606,659	5,434,791
Mount Gibson Iron Ltd.(a)	3,235,589	1,020,166
Nanosonics Ltd.(a)	1,474,261	3,518,439
National Australia Bank Ltd.	17,558,690	314,550,659
National Storage REIT	6,823,075	8,699,310
Netwealth Group Ltd.	668,839	5,434,417
Neuren Pharmaceuticals Ltd., NVS(a)	609,970	4,160,501
New Hope Corp. Ltd.	3,271,559	12,039,627
NEXTDC Ltd.(a)	3,170,586	23,807,479
nib holdings Ltd.	2,628,553	12,113,992
Nick Scali Ltd.	378,298	2,594,800
Nickel Mines Ltd.	10,431,771	4,966,453
Nine Entertainment Co. Holdings Ltd.	8,860,094	10,440,635
Northern Star Resources Ltd.	6,728,302	49,269,889
NRW Holdings Ltd.	2,278,773	3,639,886
Nufarm Ltd./Australia	1,905,305	5,264,747
Objective Corp. Ltd.	40,551	272,927
Omni Bridgeway Ltd.(a)	1,380,508	1,333,302
oOh!media Ltd.	3,512,213	2,913,996
Orica Ltd.	2,484,585	23,215,761
Origin Energy Ltd.	9,822,219	56,977,241
Orora Ltd.	7,352,645	11,522,535
Paladin Energy Ltd.(a)(b)	16,009,854	9,647,631
Perenti Global Ltd.(a)	3,146,299	2,127,455
Perpetual Ltd.	620,121	7,581,265
Perseus Mining Ltd.	8,067,842	8,620,159
PEXA Group Ltd.(a)	861,533	5,975,543
Pilbara Minerals Ltd.(b)	15,309,006	35,960,782
Pinnacle Investment Management Group Ltd.	732,987	3,632,793
Platinum Asset Management Ltd.	2,904,291	2,076,875
PolyNovo Ltd.(a)	3,788,227	2,793,489
Premier Investments Ltd.	651,629	9,448,808
Pro Medicus Ltd.(b)	306,447	14,596,968
PWR Holdings Ltd.	445,611	2,776,768
Qantas Airways Ltd.(a)	5,081,295	15,919,206
QBE Insurance Group Ltd.	8,332,720	82,628,129
Qube Holdings Ltd.	9,152,358	15,519,832
Security	Shares	Value

Australia (continued)
Ramelius Resources Ltd.	5,799,030	$6,022,999
Ramsay Health Care Ltd.	1,041,270	32,241,974
REA Group Ltd.	295,997	27,173,906
Reece Ltd.	1,229,673	13,710,501
Region RE Ltd.	6,663,271	8,331,696
Regis Resources Ltd.(a)	4,360,536	4,720,514
Reliance Worldwide Corp. Ltd.	4,650,688	10,366,196
Rio Tinto Ltd.	2,136,239	159,572,935
Rural Funds Group	711,111	810,607
Sandfire Resources Ltd.(a)	2,853,389	10,823,616
Santos Ltd.	18,595,359	90,735,243
Sayona Mining Ltd.(a)(b)	46,129,056	2,216,389
Scentre Group	28,454,477	44,081,419
SEEK Ltd.	1,989,294	26,244,112
Select Harvests Ltd.(b)	414,993	1,020,785
Seven Group Holdings Ltd.	1,010,929	17,864,751
Seven West Media Ltd.(a)(b)	5,082,980	857,046
Sigma Healthcare Ltd.	2,098,983	861,009
Silex Systems Ltd.(a)(b)	845,674	1,731,453
Silver Lake Resources Ltd.(a)	5,601,528	3,684,425
Sims Ltd.	985,909	7,859,050
SiteMinder Ltd.(a)	1,156,886	2,999,359
SmartGroup Corp. Ltd.	607,015	3,318,684
Sonic Healthcare Ltd.	2,516,671	46,082,907
South32 Ltd.	25,464,877	54,479,097
Star Entertainment Grp Ltd. (The)(a)	13,358,845	4,512,841
Steadfast Group Ltd.	5,624,803	19,342,249
Stockland	13,195,820	29,782,186
Strike Energy Ltd.(a)(b)	12,036,580	2,989,001
Suncorp Group Ltd.	6,950,902	59,163,567
Super Retail Group Ltd.	925,094	7,784,025
Syrah Resources Ltd.(a)	3,632,124	1,544,657
Tabcorp Holdings Ltd.	12,799,241	6,315,518
Technology One Ltd.	1,666,578	15,455,494
Telix Pharmaceuticals Ltd.(a)	1,328,308	7,494,008
Telstra Corp. Ltd.	22,829,633	55,359,062
Temple & Webster Group Ltd.(a)(b)	562,974	2,010,440
Tietto Minerals Ltd.(a)(b)	3,865,571	1,365,966
Transurban Group	17,276,961	130,069,388
Treasury Wine Estates Ltd.	4,003,199	30,841,240
Tyro Payments Ltd.(a)	2,342,638	1,289,009
Ventia Services Group Pty Ltd.	3,637,583	6,357,683
Vicinity Ltd.	21,380,985	23,158,406
Viva Energy Group Ltd.(d)	5,702,661	10,268,893
Vulcan Energy Resources Ltd.(a)(b)	590,380	780,595
Vulcan Steel Ltd.	402,973	1,827,725
Washington H Soul Pattinson & Co. Ltd.	1,347,938	28,716,275
Waypoint REIT Ltd.	3,705,219	5,004,037
Webjet Ltd.(a)(b)	2,159,115	8,390,286
Weebit Nano Ltd.(a)(b)	1,151,089	2,428,028
Wesfarmers Ltd.	6,392,212	205,661,855
West African Resources Ltd.(a)(b)	5,436,323	2,525,921
Westpac Banking Corp.	19,631,943	257,802,167
Whitehaven Coal Ltd.	4,982,873	23,470,754
WiseTech Global Ltd.	943,595	35,131,229
Woodside Energy Group Ltd.	10,727,195	233,636,080
Woolworths Group Ltd.	6,853,579	153,415,772
Worley Ltd.	2,104,039	21,994,511
Xero Ltd.(a)	822,546	56,235,184
		6,953,544,498
Austria — 0.3%
ams-OSRAM AG(a)(b)	1,540,464	5,496,978

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
ANDRITZ AG	376,691	$17,338,748
AT&S Austria Technologie & Systemtechnik AG(b)	145,212	3,645,696
BAWAG Group AG(d)	467,481	20,821,784
CA Immobilien Anlagen AG	294,500	9,957,990
DO & CO AG(b)	39,020	4,558,093
Erste Group Bank AG	1,903,027	68,146,004
EVN AG	199,687	5,419,560
Immofinanz AG(a)	200,729	4,040,905
Lenzing AG(a)(b)	122,095	4,754,044
Oesterreichische Post AG(b)	197,525	6,301,388
OMV AG	824,681	36,169,034
Palfinger AG	20,115	485,348
Porr AG	21,392	256,278
Raiffeisen Bank International AG(a)	814,266	11,796,882
Schoeller-Bleckmann Oilfield Equipment AG	40,228	2,032,846
Semperit AG Holding(b)	69,158	1,115,204
UNIQA Insurance Group AG	809,076	6,532,769
Verbund AG	384,479	33,406,125
Vienna Insurance Group AG Wiener Versicherung Gruppe	246,857	6,621,406
voestalpine AG	638,263	15,938,063
Wienerberger AG	626,381	15,175,298
		280,010,443
Belgium — 1.1%
Ackermans & van Haaren NV	126,789	18,822,202
Aedifica SA	264,882	14,450,781
Ageas SA/NV	884,078	33,959,940
AGFA-Gevaert NV(a)(b)	1,108,569	1,788,618
Anheuser-Busch InBev SA/NV	4,878,164	277,558,039
Argenx SE(a)	314,241	147,813,196
Barco NV	416,734	6,398,494
Bekaert SA	234,301	9,486,943
bpost SA	537,600	2,912,434
Cofinimmo SA	182,681	11,360,101
Deme Group NV	44,757	4,141,141
D’ieteren Group	149,902	22,266,560
Elia Group SA/NV	188,117	17,862,841
Etablissements Franz Colruyt NV	340,631	14,097,182
Euronav NV	617,350	11,032,856
Fagron	456,312	8,019,252
Galapagos NV(a)(b)	253,483	8,433,698
Groupe Bruxelles Lambert NV	565,699	41,375,539
Immobel SA(b)	2,645	73,465
Intervest Offices & Warehouses NV	54,767	1,161,877
KBC Ancora	262,222	9,918,474
KBC Group NV	1,391,224	76,565,798
Kinepolis Group NV(b)	96,476	4,758,779
Lotus Bakeries	2,243	16,613,233
Melexis NV	122,632	9,027,629
Montea NV	66,424	4,694,695
Ontex Group NV(a)(b)	390,225	2,855,250
Proximus SADP	842,919	6,986,550
Recticel SA(b)	149,410	1,344,041
Retail Estates NV	56,274	3,426,328
Shurgard Self Storage Ltd.	146,200	5,471,491
Sofina SA	84,256	16,006,467
Solvay SA	407,202	43,047,603
Tessenderlo Group SA	233,443	6,796,091
UCB SA	704,360	51,516,888
Umicore SA	1,171,479	27,872,805
VGP NV	77,727	6,327,505
Warehouses De Pauw CVA	918,146	22,717,234
Security	Shares	Value

Belgium (continued)
X-Fab Silicon Foundries SE(a)(b)(d)	187,419	$1,698,059
Xior Student Housing NV	156,174	4,493,597
		975,153,676
Denmark — 3.2%
ALK-Abello A/S(a)	830,298	9,216,656
Alm Brand A/S	5,127,947	7,421,635
Ambu A/S, Class B(a)(b)	1,024,675	10,112,792
AP Moller - Maersk A/S, Class A	16,397	26,772,385
AP Moller - Maersk A/S, Class B, NVS	27,875	46,446,182
Bavarian Nordic A/S(a)(b)	447,332	8,526,339
Better Collective A/S(a)	162,693	3,935,257
Carlsberg A/S, Class B	546,585	65,138,240
cBrain A/S	54,246	1,403,424
Chemometec A/S(b)	88,994	3,681,619
Chr Hansen Holding A/S	585,011	39,920,967
Coloplast A/S, Class B	762,534	79,520,321
D/S Norden A/S	186,026	10,569,316
Danske Bank A/S	3,815,282	89,501,623
Demant A/S(a)	553,219	21,110,579
Dfds A/S	209,528	6,052,671
DSVA/S	1,043,240	155,902,721
FLSmidth & Co. A/S(b)	282,607	10,598,592
Genmab A/S(a)	371,485	105,012,432
GN Store Nord A/S(a)	757,759	12,644,339
H Lundbeck A/S	1,511,878	7,902,644
H Lundbeck A/S, Class A	378,438	1,711,949
ISS A/S	837,731	12,124,047
Jyske Bank A/S, Registered(a)	271,010	19,099,257
Matas A/S	296,531	3,859,159
Netcompany Group A/S(a)(b)(d)	254,151	7,952,088
Nilfisk Holding A/S(a)	94,300	1,515,988
NKT A/S(a)(b)	309,996	15,586,356
Novo Nordisk A/S	18,318,291	1,767,279,237
Novozymes A/S, Class B	1,141,421	51,298,826
NTG Nordic Transport Group A/S, Class A(a)(b)	34,475	1,368,353
Orsted A/S(d)	1,066,163	51,516,052
Pandora A/S	500,813	56,802,461
Per Aarsleff Holding A/S(b)	136,733	5,980,740
Ringkjoebing Landbobank A/S	188,742	25,725,298
Rockwool A/S, Class B	49,641	11,046,251
Royal Unibrew A/S	279,587	20,224,969
Scandinavian Tobacco Group A/S, Class A(d)	385,871	5,729,593
Schouw & Co. A/S	79,850	4,927,748
Solar A/S, Class B	5,203	310,493
Spar Nord Bank A/S	568,858	8,619,110
Sydbank A/S	376,647	16,361,417
Topdanmark A/S	239,098	10,717,350
TORM PLC, Class A	198,373	6,052,081
Trifork Holding AG	26,431	370,889
Tryg A/S	1,971,982	38,507,989
Vestas Wind Systems A/S(a)	5,664,490	122,776,492
Zealand Pharma A/S, Class A(a)	272,641	11,325,171
		3,000,180,098
Finland — 0.9%
Aktia Bank OYJ	61,660	582,430
Anora Group OYJ	43,874	190,075
Cargotec OYJ, Class B	238,970	9,432,654
Caverion OYJ	548,337	4,949,068
Citycon OYJ	565,203	2,989,620
Elisa OYJ	783,890	33,243,724
Finnair OYJ(a)(b)	3,994,013	243,662

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Fortum OYJ	2,516,222	$29,876,183
F-Secure OYJ	111,840	201,532
Huhtamaki OYJ	553,671	19,033,081
Incap OYJ(a)	88,464	557,618
Kemira OYJ	661,543	10,711,078
Kempower OYJ(a)(b)	90,125	2,825,825
Kesko OYJ, Class B	1,492,719	25,244,102
Kojamo OYJ	756,020	6,458,549
Kone OYJ, Class B	1,887,922	81,753,369
Konecranes OYJ	377,420	12,374,935
Mandatum OYJ(a)	2,552,529	9,863,437
Marimekko OYJ	58,316	672,576
Metsa Board OYJ, Class B(b)	1,137,956	8,616,216
Metso OYJ	3,690,613	32,515,883
Musti Group OYJ	103,948	2,050,861
Neste OYJ	2,402,289	80,735,941
Nokia OYJ	29,980,457	99,855,329
Nokian Renkaat OYJ	723,095	5,468,451
Orion OYJ, Class B	597,964	23,790,304
Outokumpu OYJ	2,054,792	8,431,387
Puuilo OYJ	103,017	862,642
QT Group OYJ(a)(b)	107,498	6,288,158
Revenio Group OYJ	116,730	2,715,978
Sampo OYJ, Class A	2,550,839	100,321,460
Stora Enso OYJ, Class R	3,245,926	39,010,821
TietoEVRY OYJ	571,313	11,985,882
Tokmanni Group Corp.	184,498	2,491,386
UPM-Kymmene OYJ	3,001,952	101,093,485
Uponor OYJ	366,293	11,097,792
Valmet OYJ	900,996	20,219,562
Wartsila OYJ Abp	2,629,232	31,375,928
YIT OYJ(b)	1,039,446	1,849,630
		841,980,614
France — 10.7%
ABC arbitrage	513,428	2,626,654
Accor SA	1,017,304	32,454,642
Aeroports de Paris	162,217	18,216,766
Air France-KLM, NVS(a)	662,403	7,492,412
Air Liquide SA	2,953,411	506,073,361
Airbus SE	3,345,087	448,496,370
Alstom SA(b)	1,592,947	21,572,424
Altarea SCA(b)	18,933	1,348,008
Alten SA	173,400	20,483,393
Amundi SA(d)	328,784	17,175,453
Antin Infrastructure Partners SA	188,212	2,241,519
APERAM SA	291,523	8,078,166
ArcelorMittal SA	2,859,235	63,266,993
Arkema SA	325,741	30,522,835
Atos SE(a)(b)	621,159	4,355,435
Aubay	3,120	104,561
AXASA	10,368,281	307,216,569
Believe SA(a)(b)	23,426	238,854
Beneteau SA	96,537	1,164,826
BioMerieux	229,546	22,039,265
BNP Paribas SA	5,913,568	340,053,850
Boiron SA(b)	57,930	2,416,708
Bollore SE	4,064,252	22,186,940
Bonduelle SCA	115,511	1,223,458
Bouygues SA	1,226,090	43,132,629
Bureau Veritas SA	1,639,596	37,346,350
Capgemini SE	925,583	163,577,192
Carmila SA	345,828	4,845,879
Security	Shares	Value

France (continued)
Carrefour SA	3,357,213	$58,856,847
CGG SA(a)(b)	4,317,181	3,054,715
Cie. de Saint-Gobain	2,598,570	141,450,974
Cie. des Alpes	14,838	208,460
Cie. Generale des Etablissements Michelin SCA	3,791,392	112,636,384
Cie. Plastic Omnium SA	371,552	4,177,736
Coface SA	651,696	7,862,899
Covivio	254,981	10,927,052
Credit Agricole SA	6,805,397	82,174,436
Danone SA	3,617,176	215,187,457
Dassault Aviation SA	115,178	22,896,143
Dassault Systemes SE	3,777,067	155,590,130
Derichebourg SA	700,825	3,037,906
Edenred	1,403,382	74,704,082
Eiffage SA	412,981	37,478,256
Elior Group SA(a)(b)(d)	711,896	1,350,752
Elis SA	1,072,713	17,592,468
Engie SA	10,200,356	162,235,481
Equasens	28,450	1,949,217
Eramet SA(b)	53,276	3,689,276
Esker SA(b)	23,928	3,037,189
EssilorLuxottica SA	1,656,636	299,989,340
Etablissements Maurel et Prom SA	332,255	1,977,713
Eurazeo SE	257,826	14,535,368
Euroapi SA(a)	265,504	1,391,264
Eurofins Scientific SE	754,609	38,285,662
Euronext NV(d)	468,650	32,682,982
Eutelsat Communications SA(b)	912,165	3,895,196
Faurecia SE(a)	872,015	14,694,016
Fnac Darty SA	106,172	2,494,820
Gaztransport Et Technigaz SA	195,856	25,051,945
Gecina SA	248,906	24,440,290
Getlink SE	1,964,534	31,724,650
Hermes International	177,969	332,059,016
ICADE	181,852	5,942,062
ID Logistics Group(a)(b)	13,998	3,792,842
Imerys SA	209,471	5,554,189
Interparfums SA	113,882	5,379,544
Ipsen SA	205,438	24,281,217
IPSOS	239,992	11,663,013
JCDecaux SE(a)	341,406	5,341,052
Kaufman & Broad SA	57,466	1,528,990
Kering SA	417,416	169,763,716
Klepierre SA	1,182,559	28,717,002
Korian SA(b)	436,584	1,649,810
La Francaise des Jeux SAEM(d)	565,294	18,234,652
Legrand SA	1,497,140	129,512,135
LISI	117,462	2,719,235
L’Oreal SA	1,355,160	569,615,017
LVMH Moet Hennessy Louis Vuitton SE	1,551,499	1,110,765,205
Maisons du Monde SA(d)	211,006	1,061,066
Mercialys SA	494,650	4,213,575
Mersen SA	165,494	5,494,825
Metropole Television SA	219,960	2,756,967
Neoen SA(d)	383,192	10,118,916
Nexans SA	177,002	12,538,675
Nexity SA(b)	269,369	3,763,750
Orange SA	10,463,485	123,071,947
Pernod Ricard SA	1,147,356	203,743,275
Peugeot Invest	36,492	3,545,437
Pierre & Vacances SA, NVS(a)	748,912	1,005,283
Publicis Groupe SA	1,283,680	97,743,629

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Quadient SA	228,403	$4,775,276
Remy Cointreau SA	126,825	14,409,942
Renault SA	1,087,336	38,148,333
Rexel SA	1,333,522	27,234,219
Rubis SCA	513,078	11,171,013
Safran SA	1,920,552	300,027,604
Sanofi	6,400,589	581,213,391
Sartorius Stedim Biotech	154,315	28,891,298
Schneider Electric SE	3,071,784	472,616,390
SCOR SE	830,562	24,795,969
SEB SA	135,276	13,376,945
Seche Environnement SA, NVS	12,836	1,321,507
SES SA, Class A	2,022,807	11,802,053
SES-Imagotag SA(a)	33,637	3,367,706
SMCP SA(a)(b)(d)	182,409	648,446
Societe BIC SA	137,000	8,599,240
Societe Generale SA	4,054,719	91,116,721
Sodexo SA	489,572	51,810,710
SOITEC(a)	151,753	22,650,491
Sopra Steria Group SACA	91,587	16,443,183
SPIE SA	745,304	19,599,638
Teleperformance	332,664	38,270,214
Television Francaise 1	390,206	2,749,761
Thales SA	586,442	86,545,682
TotalEnergies SE	12,633,511	844,644,872
Trigano SA	61,297	8,049,323
Ubisoft Entertainment SA(a)	520,438	14,839,654
Unibail-Rodamco-Westfield, New(a)	660,738	32,739,031
Valeo	1,135,365	15,001,678
Vallourec SA(a)	901,974	10,833,049
Valneva SE(a)	619,455	3,518,419
Veolia Environnement SA	3,836,997	105,135,236
Verallia SA(d)	406,688	13,224,033
Vicat SA	87,554	2,688,201
Vinci SA	2,979,297	329,434,030
Virbac SA	29,080	8,349,690
Vivendi SE	3,946,097	35,386,618
Voltalia SA(a)(b)	158,629	1,326,580
Waga Energy SA(a)(b)	27,712	639,221
Wavestone	44,037	2,003,185
Wendel SE	140,695	10,539,105
Worldline SA/France(a)(d)	1,358,664	17,276,663
		9,964,002,980
Germany — 7.3%
1&1 AG	245,436	4,221,808
About You Holding SE(a)	134,666	560,691
Adesso SE(b)	17,136	1,620,042
adidas AG	912,257	162,206,397
ADVA Optical Networking SE(a)	98,934	2,091,548
AIXTRON SE	651,362	18,303,764
Allianz SE, Registered	2,257,516	528,806,172
Amadeus Fire AG	19,633	2,267,098
Aroundtown SA(a)(b)	4,745,745	10,724,548
Atoss Software AG	9,660	2,040,932
Aurubis AG	178,589	14,722,325
Auto1 Group SE(a)(b)(d)	532,378	3,133,706
BASF SE	4,996,182	230,859,324
Basler AG	27,059	223,672
Bayer AG, Registered	5,516,188	238,346,529
Bayerische Motoren Werke AG	1,666,218	154,965,460
BayWa AG(b)	87,665	2,926,461
Bechtle AG	456,479	20,401,328
Security	Shares	Value

Germany (continued)
Befesa SA(d)	216,821	$6,342,759
Beiersdorf AG	569,866	74,948,769
Bertrandt AG	41,438	2,001,550
Bilfinger SE	197,189	7,236,967
Borussia Dortmund GmbH & Co. KGaA(a)	555,723	2,187,400
Brenntag SE	860,038	63,953,798
CANCOM SE	212,709	5,310,558
Carl Zeiss Meditec AG, Bearer	229,621	19,938,561
Ceconomy AG(a)	690,372	1,313,586
Cewe Stiftung & Co. KGaA	49,205	4,465,600
Commerzbank AG	5,976,969	64,464,927
CompuGroup Medical SE & Co. KgaA	150,233	5,508,580
Continental AG	610,425	39,854,015
Covestro AG(a)(d)	1,082,205	54,826,849
CropEnergies AG	99,217	854,302
CTS Eventim AG & Co. KGaA	356,172	21,564,839
CureVac NV(a)	540,128	2,868,419
Daimler Truck Holding AG	2,759,333	86,698,857
Datagroup SE	2,288	126,169
Delivery Hero SE(a)(d)	987,309	25,231,772
Dermapharm Holding SE	98,546	3,813,887
Deutsche Bank AG, Registered	10,809,486	118,953,550
Deutsche Beteiligungs AG	149,793	4,447,110
Deutsche Boerse AG	1,066,073	175,471,891
Deutsche Lufthansa AG, Registered(a)	3,313,717	23,235,682
Deutsche Pfandbriefbank AG(b)(d)	746,556	4,993,238
Deutsche Post AG, Registered	5,568,246	217,403,769
Deutsche Telekom AG, Registered	18,140,046	393,705,467
Deutz AG	850,030	3,445,007
DIC Asset AG(b)	343,460	1,421,246
Duerr AG	310,196	6,382,444
E.ON SE	12,730,289	151,466,530
Eckert & Ziegler Strahlen- und Medizintechnik AG	79,563	3,138,708
Elmos Semiconductor SE	44,880	2,945,056
ElringKlinger AG	74,463	420,193
Encavis AG(a)(b)	680,052	8,880,531
Energiekontor AG	28,868	2,134,023
Evonik Industries AG	1,270,966	23,391,977
Evotec SE(a)	798,490	13,805,924
Fielmann AG	78,087	3,363,495
flatexDEGIRO AG(a)(b)	379,101	3,845,219
Fraport AG Frankfurt Airport Services Worldwide(a)	211,669	10,519,837
Freenet AG	645,264	16,378,671
Fresenius Medical Care AG & Co. KGaA	1,150,319	38,220,685
Fresenius SE & Co. KGaA	2,352,969	60,526,056
GEA Group AG	848,450	29,017,339
Gerresheimer AG	191,494	17,861,258
GFT Technologies SE(b)	79,447	2,377,397
Grand City Properties SA(a)	541,840	4,845,180
GRENKE AG(b)	152,272	3,263,216
Hamborner REIT AG	593,263	3,925,119
Hamburger Hafen und Logistik AG	166,605	2,958,364
Hannover Rueck SE	336,275	74,254,006
HeidelbergCement AG	805,729	58,490,555
Heidelberger Druckmaschinen AG(a)(b)	1,155,618	1,386,255
HelloFresh SE(a)	905,872	19,814,311
Henkel AG & Co. KGaA	552,548	34,921,239
Hensoldt AG	288,489	8,548,565
HOCHTIEF AG	147,437	15,273,319
Hornbach Holding AG & Co. KGaA	54,927	3,279,359
Hugo Boss AG	321,847	18,823,214
Hypoport SE(a)(b)	27,810	3,404,335

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Indus Holding AG(b)	133,245	$2,594,505
Infineon Technologies AG	7,347,977	214,635,933
Jenoptik AG	320,492	7,612,708
JOST Werke AG(d)	32,825	1,506,227
K+S AG, Registered	1,061,501	17,845,117
KION Group AG	399,866	12,268,718
Kloeckner & Co. SE	472,936	2,936,119
Knorr-Bremse AG	404,578	22,597,496
Kontron AG(b)	309,330	6,234,978
Krones AG	91,301	8,899,373
LANXESS AG	453,728	10,396,983
LEG Immobilien SE(a)	413,919	25,874,755
MBB SE(b)	694	56,070
Medios AG(a)(b)	75,578	1,190,017
Mercedes-Benz Group AG	4,491,397	264,247,977
Merck KGaA	725,828	109,627,897
METRO AG(a)	848,463	5,392,511
MorphoSys AG(a)	192,363	6,217,833
MTU Aero Engines AG	303,116	56,972,671
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	763,215	306,284,255
Nagarro SE(a)(b)	47,896	3,381,785
Nemetschek SE	327,753	24,490,799
Nordex SE(a)(b)	745,122	7,860,667
Norma Group SE	200,688	3,540,634
Patrizia SE(b)	320,978	2,597,811
Pfeiffer Vacuum Technology AG	39,012	6,028,851
PNE AG	134,254	1,705,252
ProSiebenSat.1 Media SE(b)	930,069	5,216,915
Puma SE	591,997	33,547,360
PVA TePla AG(a)	92,150	1,401,047
Rational AG	29,052	16,567,736
Rheinmetall AG	244,554	70,209,837
RWE AG	3,572,541	136,704,726
Salzgitter AG(b)	159,462	3,984,467
SAP SE	5,859,094	785,893,919
Scout24 SE(d)	443,016	27,254,381
Secunet Security Networks AG	8,753	1,189,341
SGL Carbon SE(a)(b)	425,099	2,617,778
Shop Apotheke Europe NV(a)(b)(d)	82,810	9,272,659
Siemens AG, Registered	4,264,023	565,830,943
Siemens Healthineers AG(d)	1,600,294	78,729,282
Siltronic AG	110,649	9,507,335
Sixt SE	82,203	7,092,424
SMA Solar Technology AG(a)	109,745	6,742,702
Stabilus SE	145,446	9,235,230
Steico SE(b)	29,530	861,270
Stratec SE(b)	42,065	1,940,444
Stroeer SE & Co. KGaA	209,173	9,570,137
Suedzucker AG	420,966	6,377,146
Symrise AG, Class A	748,820	76,521,376
Synlab AG	358,281	3,758,749
TAG Immobilien AG(a)	964,125	10,541,735
Takkt AG(b)	202,691	2,595,056
Talanx AG(a)	346,898	21,861,248
TeamViewer AG(a)(d)	778,444	11,977,257
Telefonica Deutschland Holding AG	5,613,193	9,542,850
thyssenkrupp AG	2,780,438	19,378,699
United Internet AG, Registered	536,970	11,164,503
Varta AG(a)(b)	109,723	2,228,991
VERBIO Vereinigte BioEnergie AG(b)	121,811	4,122,206
Vib Vermoegen AG(a)(b)	45,617	547,352
Security	Shares	Value

Germany (continued)
Vitesco Technologies Group AG(a)	109,362	$10,696,244
Volkswagen AG	167,617	19,376,503
Vonovia SE	4,109,508	94,609,428
Vossloh AG	69,588	2,703,078
Wacker Chemie AG	100,714	12,359,938
Wacker Neuson SE	205,839	3,777,225
Zalando SE(a)(d)	1,271,961	29,751,776
		6,753,132,544
Hong Kong — 2.2%
AIA Group Ltd.	65,028,200	564,692,066
ASMPT Ltd.	1,741,000	14,745,486
Bank of East Asia Ltd. (The)	6,695,200	7,951,428
BOC Hong Kong Holdings Ltd.	20,693,500	54,724,779
Brightoil Petroleum Holdings Ltd.(c)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(d)	9,977,700	18,961,085
Cafe de Coral Holdings Ltd.	1,634,000	2,057,998
Champion REIT	15,338,000	4,845,087
Chinese Estates Holdings Ltd.(a)(b)	567,500	110,308
Chow Sang Sang Holdings International Ltd.	1,115,000	1,281,719
CITIC Telecom International Holdings Ltd.	12,857,000	4,901,960
CK Asset Holdings Ltd.	11,264,516	56,303,704
CK Hutchison Holdings Ltd.	14,884,516	75,349,642
CK Infrastructure Holdings Ltd.	3,600,000	16,686,139
CK Life Sciences International Holdings Inc.(b)	15,050,000	1,347,418
CLP Holdings Ltd.	9,309,000	68,130,539
C-Mer Eye Care Holdings Ltd.(a)(b)	3,252,000	1,589,296
Comba Telecom Systems Holdings Ltd.	10,432,000	1,186,296
Cowell e Holdings Inc.(a)(b)	1,488,000	3,569,866
Dah Sing Banking Group Ltd.	3,224,400	2,115,368
Dah Sing Financial Holdings Ltd.	984,000	2,227,329
EC Healthcare(b)	2,263,000	708,376
E-Commodities Holdings Ltd.	7,980,000	1,378,112
ESR Group Ltd.(d)	11,973,200	15,384,310
Far East Consortium International Ltd.	8,689,600	1,788,169
First Pacific Co. Ltd.	14,480,250	5,481,720
Fortune REIT	7,693,000	4,304,154
Fosun Tourism Group(a)(d)	1,303,400	1,119,235
Futu Holdings Ltd., ADR(a)(b)	315,469	17,492,756
Galaxy Entertainment Group Ltd.	12,508,000	70,313,262
Guotai Junan International Holdings Ltd.(b)	25,407,000	2,014,641
Haitong International Securities Group Ltd.(a)(b)	18,920,299	3,414,008
Hang Lung Group Ltd.	5,574,000	7,424,202
Hang Lung Properties Ltd.	11,037,000	14,507,661
Hang Seng Bank Ltd.	4,307,200	49,244,587
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,243,084
Henderson Land Development Co. Ltd.	8,003,570	20,941,006
HKBN Ltd.	5,052,500	1,749,756
HKT Trust & HKT Ltd., Class SS	20,968,200	21,718,537
Hong Kong & China Gas Co. Ltd.	63,663,864	44,316,973
Hong Kong Exchanges & Clearing Ltd.	6,408,400	224,182,768
Hong Kong Technology Venture Co. Ltd.(a)(b)	2,963,000	1,061,118
Hongkong Land Holdings Ltd.	6,323,400	20,056,061
Hsin Chong Group Holdings Ltd.(c)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	13,304,000	1,787,227
Hysan Development Co. Ltd.	3,151,000	5,800,223
IGG Inc.(a)	4,434,000	1,559,772
Jardine Matheson Holdings Ltd.	891,700	36,132,675
Johnson Electric Holdings Ltd.	2,206,250	2,736,860
JS Global Lifestyle Co. Ltd.(b)(d)	8,421,500	1,326,307
K Wah International Holdings Ltd.	299,000	80,285

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Kerry Logistics Network Ltd.	2,559,387	$2,170,725
Kerry Properties Ltd.	3,225,000	5,426,986
Link REIT	14,587,719	66,945,078
Luk Fook Holdings International Ltd.	1,628,000	4,038,736
Man Wah Holdings Ltd.	9,616,800	5,972,701
MECOM Power and Construction Ltd.(b)	5,805,000	315,256
Melco International Development Ltd.(a)	5,077,000	3,548,787
Melco Resorts & Entertainment Ltd., ADR(a)	1,240,489	10,469,727
MTR Corp. Ltd.(b)	8,941,000	33,423,102
New World Development Co. Ltd.	8,374,000	15,368,956
Nissin Foods Co. Ltd.	324,000	247,409
NWS Holdings Ltd.	8,580,166	10,152,384
Pacific Basin Shipping Ltd.(b)	30,004,000	8,682,363
PAX Global Technology Ltd.	2,999,000	2,070,073
PCCW Ltd.	23,816,000	11,656,438
Perfect Medical Health Management Ltd.	1,640,000	770,351
Power Assets Holdings Ltd.	7,939,500	37,957,354
Realord Group Holdings Ltd.(a)(b)	2,558,000	1,886,418
Sa Sa International Holdings Ltd.(a)	9,572,000	1,249,642
Sands China Ltd.(a)	13,788,800	37,120,133
Shangri-La Asia Ltd.(a)	10,286,000	6,562,232
Shun Tak Holdings Ltd.(a)	10,754,000	1,402,682
Sino Land Co. Ltd.(b)	19,768,000	19,734,940
SITC International Holdings Co. Ltd.	7,659,000	11,797,958
SJM Holdings Ltd.(a)(b)	13,465,000	4,673,476
SmarTone Telecommunications Holdings Ltd.	2,308,500	1,203,627
Stella International Holdings Ltd.	570,500	644,480
Sun Hung Kai & Co. Ltd.	1,034,000	345,112
Sun Hung Kai Properties Ltd.	8,168,000	83,874,739
SUNeVision Holdings Ltd.	2,109,000	784,454
Sunlight REIT	2,664,000	736,818
Swire Pacific Ltd., Class A	2,691,000	17,189,670
Swire Properties Ltd.	6,368,600	12,330,920
Techtronic Industries Co. Ltd.	7,731,000	70,580,359
Texhong Textile Group Ltd.(b)	1,281,500	698,689
Theme International Holdings Ltd.(a)	24,500,000	1,817,663
United Energy Group Ltd.(b)	44,816,000	7,155,830
United Laboratories International Holdings Ltd. (The)(b)	4,942,000	5,044,709
Value Partners Group Ltd.(b)	8,370,000	2,892,977
Vitasoy International Holdings Ltd.(b)	4,456,000	5,497,266
Viva Goods Company Ltd.(a)(b)	20,624,000	2,715,558
Vobile Group Ltd.(a)(b)	8,499,000	2,188,944
VSTECS Holdings Ltd.	2,788,000	1,409,751
VTech Holdings Ltd.	944,100	5,493,550
WH Group Ltd.(d)	46,576,000	27,816,721
Wharf Real Estate Investment Co. Ltd.	9,313,000	32,577,235
Xinyi Glass Holdings Ltd.	10,181,000	11,698,169
Yue Yuen Industrial Holdings Ltd.	4,251,500	4,970,779
		2,085,357,303
Ireland — 0.7%
AIB Group PLC	7,630,080	33,126,160
Bank of Ireland Group PLC	5,663,803	50,757,399
Cairn Homes PLC(a)	3,520,358	4,157,199
CRH PLC	4,079,671	218,942,988
Dalata Hotel Group PLC	1,283,086	5,444,111
Flutter Entertainment PLC, Class DI(a)	990,746	155,603,808
Glanbia PLC	1,017,742	16,023,872
Glenveagh Properties PLC(a)(d)	1,544,989	1,490,895
Greencore Group PLC(a)	2,901,946	3,179,139
Irish Residential Properties REIT PLC	1,604,770	1,545,698
Kerry Group PLC, Class A	882,427	68,162,035
Security	Shares	Value

Ireland (continued)
Kingspan Group PLC	852,794	$57,392,053
Origin Enterprises PLC	640,510	2,128,053
Smurfit Kappa Group PLC	1,547,222	50,433,146
Uniphar PLC(a)	936,409	2,075,757
		670,462,313
Israel — 0.9%
Africa Israel Residences Ltd.	34,127	1,447,147
Airport City Ltd.(a)	507,644	6,684,775
Alony Hetz Properties & Investments Ltd.(b)	995,836	4,857,925
Altshuler Shaham Penn Ltd.(b)	444,805	500,713
Amot Investments Ltd.	1,143,048	4,786,919
Arad Investment & Industrial Development Ltd.(b)	16,102	1,567,575
Ashtrom Group Ltd.(b)	132,063	1,422,827
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	107,527	337,091
Azrieli Group Ltd.	240,041	10,335,490
Bank Hapoalim BM	7,111,487	50,868,081
Bank Leumi Le-Israel BM	8,591,890	55,339,643
Bezeq The Israeli Telecommunication Corp. Ltd.	11,801,246	14,521,404
Big Shopping Centers Ltd.(a)	68,082	4,772,021
Blue Square Real Estate Ltd.	6,765	331,503
Camtek Ltd./Israel(a)	160,418	8,358,790
Carasso Motors Ltd.	174,114	512,176
Cellcom Israel Ltd.(a)(b)	635,781	1,565,453
Cellebrite DI Ltd.(a)(b)	62,954	420,533
Check Point Software Technologies Ltd.(a)	540,217	72,524,132
Clal Insurance Enterprises Holdings Ltd.(a)	390,290	4,875,542
CyberArk Software Ltd.(a)(b)	241,608	39,536,733
Danel Adir Yeoshua Ltd.	32,901	2,362,127
Danya Cebus Ltd.	42,331	1,055,657
Delek Automotive Systems Ltd.	316,230	1,461,814
Delek Group Ltd.	54,508	5,963,411
Delta Galil Industries Ltd.(b)	44,422	1,403,436
Doral Group Renewable Energy Resources Ltd.(a)(b)	490,574	659,233
Elbit Systems Ltd.	149,334	27,776,313
Elco Ltd.	19,616	468,880
Electra Consumer Products 1970 Ltd.(b)	71,049	1,030,601
Electra Ltd./Israel(b)	10,351	3,279,158
Electra Real Estate Ltd.	67,856	547,143
Energix-Renewable Energies Ltd.(b)	1,557,280	3,789,287
Enlight Renewable Energy Ltd.(a)	659,093	8,880,364
Equital Ltd.(a)(b)	119,391	2,596,060
Fattal Holdings 1998 Ltd.(a)(b)	37,107	3,069,806
FIBI Holdings Ltd.(b)	97,041	3,416,624
First International Bank Of Israel Ltd. (The)	435,289	14,817,160
Fiverr International Ltd.(a)(b)	187,951	3,978,923
Formula Systems 1985 Ltd.(b)	46,796	2,652,651
Fox Wizel Ltd.	47,580	2,701,542
G City Ltd.	817,189	1,979,293
Gav-Yam Lands Corp. Ltd.	—	1
Global-e Online Ltd.(a)(b)	512,671	17,999,879
Harel Insurance Investments & Financial Services Ltd.	972,509	6,246,187
Hilan Ltd.	39,978	1,719,513
ICL Group Ltd.	4,326,569	21,043,888
Inmode Ltd.(a)(b)	448,721	8,570,571
Innoviz Technologies Ltd.(a)(b)	591,981	887,972
Isracard Ltd.	602,414	1,877,887
Israel Canada T.R Ltd.	806,132	1,696,202
Israel Corp Ltd.	27,860	6,013,498
Israel Discount Bank Ltd., Class A	7,098,496	31,200,259

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Isras Investment Co. Ltd.	9,783	$1,654,542
Ituran Location and Control Ltd.	154,402	3,818,361
Kenon Holdings Ltd./Singapore(b)	139,453	2,549,993
Kornit Digital Ltd.(a)	278,869	3,848,392
M Yochananof & Sons Ltd.(b)	4,538	163,018
Magic Software Enterprises Ltd.(b)	141,084	1,405,255
Matrix IT Ltd.(b)	185,215	3,128,310
Maytronics Ltd.	225,699	2,099,700
Mega Or Holdings Ltd.(b)	107,606	1,476,345
Melisron Ltd.	172,208	9,334,253
Menora Mivtachim Holdings Ltd.	28,343	564,579
Migdal Insurance & Financial Holdings Ltd.	3,739,193	3,516,391
Mivne Real Estate KD Ltd.	3,574,295	7,712,321
Mizrahi Tefahot Bank Ltd.	888,186	27,490,780
Monday.com Ltd.(a)	126,587	16,455,044
Nano Dimension Ltd., ADR(a)(b)	1,364,502	3,629,575
Nano-X Imaging Ltd.(a)(b)	283,558	1,431,968
Nayax Ltd.(a)	15,640	316,938
NEOGAMES SA(a)	81,905	2,113,149
Neto Malinda Trading Ltd.(a)(b)	61,672	560,571
Nice Ltd.(a)	358,689	54,985,490
Nova Ltd.(a)	164,782	15,778,993
Oil Refineries Ltd.	17,914,891	4,910,861
One Software Technologies Ltd.	208,347	2,115,714
OPC Energy Ltd.(a)(b)	520,431	2,822,683
OY Nofar Energy Ltd.(a)(b)	84,681	1,508,629
Partner Communications Co. Ltd.(a)(b)	796,999	2,895,050
Paz Ashdod Refinery Ltd.(a)	68,328	1,341,710
Paz Oil Co. Ltd.(a)(b)	68,279	4,854,545
Perion Network Ltd.(a)	238,861	6,151,150
Phoenix Holdings Ltd. (The)	902,205	7,660,601
Prashkovsky Investments and Construction Ltd.(b)	14,175	258,195
Property & Building Corp. Ltd.(a)	8,350	256,408
Radware Ltd.(a)	311,876	4,650,071
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	75,869	4,097,010
Reit 1 Ltd.	989,863	3,579,935
Retailors Ltd.	64,602	1,118,788
Riskified Ltd.(a)	390,313	1,455,867
Sapiens International Corp. NV(b)	178,538	4,516,319
Scope Metals Group Ltd.(a)(b)	39,986	1,029,823
Sella Capital Real Estate Ltd.	1,198,274	2,129,465
Shapir Engineering and Industry Ltd.(b)	742,072	3,977,022
Shikun & Binui Ltd.(a)	1,827,916	4,127,250
Shufersal Ltd.(a)(b)	1,507,295	6,363,226
Sisram Medical Ltd.(b)(d)	508,000	344,512
Strauss Group Ltd.(a)	345,848	6,407,826
Summit Real Estate Holdings Ltd.	104,457	1,001,196
Taboola.com Ltd.(a)(b)	636,573	2,336,223
Tadiran Group Ltd.(b)	20,530	1,058,072
Taro Pharmaceutical Industries Ltd.(a)(b)	49,994	1,697,796
Tel Aviv Stock Exchange Ltd.(a)	548,609	2,440,550
Teva Pharmaceutical Industries Ltd., ADR(a)	6,300,980	54,062,408
Tower Semiconductor Ltd.(a)	644,936	14,978,119
Wix.com Ltd.(a)	306,381	24,479,842
YH Dimri Construction & Development Ltd.	7,638	410,179
ZIM Integrated Shipping Services Ltd.(b)	693,613	5,368,565
		827,151,391
Italy — 2.7%
A2A SpA	8,720,953	16,369,165
ACEA SpA	332,933	4,008,872
Amplifon SpA	683,111	19,307,071
Security	Shares	Value

Italy (continued)
Anima Holding SpA(d)	1,815,666	$7,420,379
Antares Vision SpA(a)(b)	147,328	413,103
Ascopiave SpA	318,733	708,228
Assicurazioni Generali SpA	5,686,647	112,957,524
Azimut Holding SpA	625,177	13,173,041
Banca Generali SpA	400,023	12,976,519
Banca IFIS SpA	178,308	3,049,379
Banca Mediolanum SpA	1,257,845	10,270,998
Banca Monte dei Paschi di Siena SpA(a)(b)	2,800,017	7,581,084
Banca Popolare di Sondrio SpA	2,774,785	15,139,864
Banco BPM SpA	8,087,823	41,380,029
BFF Bank SpA(d)	969,051	9,316,366
Biesse SpA	44,281	469,104
BPER Banca	6,080,785	19,787,776
Brembo SpA	958,461	10,312,747
Brunello Cucinelli SpA	195,680	15,740,054
Buzzi Unicem SpA	555,071	14,697,820
Carel Industries SpA(d)	142,209	2,961,277
CIR SpA-Compagnie Industriali(a)	3,606,788	1,471,200
Credito Emiliano SpA	564,684	4,578,796
d’Amico International Shipping SA, NVS	238,594	1,252,184
Danieli & C Officine Meccaniche SpA	112,086	2,964,956
Datalogic SpA	68,799	412,697
De’ Longhi SpA	426,136	9,534,855
DiaSorin SpA	139,654	12,516,121
Digital Value SpA	6,474	334,124
doValue SpA(b)(d)	177,872	611,671
El.En. SpA	175,547	1,641,756
Enav SpA(d)	1,476,708	4,921,801
Enel SpA	46,034,466	292,207,486
Eni SpA	13,278,092	217,065,804
ERG SpA	364,194	8,948,540
Ferrari NV	708,251	214,390,333
Fila SpA	58,713	440,850
Fincantieri SpA(a)(b)	1,548,424	825,748
FinecoBank Banca Fineco SpA	3,431,014	40,474,446
GVS SpA(a)(d)	368,640	1,652,399
Hera SpA	4,446,180	12,507,513
Illimity Bank SpA(b)	162,660	828,996
Industrie De Nora SpA(b)	181,571	2,565,937
Infrastrutture Wireless Italiane SpA(d)	1,845,848	20,211,724
Interpump Group SpA	400,119	16,730,696
Intesa Sanpaolo SpA	87,318,206	227,532,994
Iren SpA	4,181,636	8,379,714
Italgas SpA	2,747,379	13,961,647
Juventus Football Club SpA(a)(b)	6,218,356	1,662,018
Leonardo SpA	2,229,329	33,690,700
LU-VE SpA, NVS	48,723	907,347
Maire Tecnimont SpA(b)	1,194,481	5,554,373
MARR SpA	248,984	2,955,208
Mediobanca Banca di Credito Finanziario SpA	3,259,179	38,932,338
Moncler SpA	1,138,679	59,139,767
Nexi SpA(a)(d)	3,266,612	18,981,660
OVS SpA(d)	1,034,901	1,832,829
Pharmanutra SpA(b)	21,049	1,074,622
Piaggio & C SpA	1,552,496	4,174,816
Pirelli & C SpA(d)	1,944,692	8,664,157
Poste Italiane SpA(d)	2,923,268	28,941,046
Prysmian SpA	1,475,579	55,256,011
RAI Way SpA(d)	242,299	1,203,898
Recordati Industria Chimica e Farmaceutica SpA	573,219	26,513,880
Reply SpA	162,036	15,289,436

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Safilo Group SpA(a)(b)	1,248,017	$1,020,119
Saipem SpA(a)	6,918,184	10,542,111
Salcef SpA	80,794	1,919,209
Salvatore Ferragamo SpA(b)	401,164	4,908,220
Sanlorenzo SpA/Ameglia	29,726	1,057,809
Saras SpA(b)	3,563,659	5,180,135
Seco SpA(a)(b)	136,307	452,583
Sesa SpA	25,539	2,579,754
Snam SpA	11,324,277	51,927,937
SOL SpA	198,524	5,713,134
Stellantis NV	12,422,724	232,085,597
Tamburi Investment Partners SpA	356,679	2,991,075
Technogym SpA(d)	746,458	5,619,204
Technoprobe SpA(a)(b)	692,176	5,044,346
Telecom Italia SpA/Milano(a)(b)	54,182,716	14,009,628
Tenaris SA, NVS	2,590,582	41,038,383
Terna - Rete Elettrica Nazionale	7,905,613	60,533,545
Tinexta SpA(b)	69,900	1,204,651
Tod’s SpA(a)	65,146	2,182,469
UniCredit SpA	10,359,592	259,710,956
Unipol Gruppo SpA	2,396,243	12,981,842
Webuild SpA	2,184,417	3,934,035
Wiit SpA(b)	27,731	433,677
Zignago Vetro SpA	66,514	869,878
		2,489,719,791
Japan — 24.3%
77 Bank Ltd. (The)	448,600	9,998,865
ABC-Mart Inc.	543,300	8,415,192
Activia Properties Inc.	3,349	9,060,675
Adastria Co. Ltd.	153,100	3,212,924
ADEKA Corp.	590,200	9,867,100
Advance Logistics Investment Corp.	3,403	2,772,075
Advance Residence Investment Corp.	7,162	15,571,642
Advantest Corp.	4,319,000	111,251,472
Adventure Inc.(b)	15,900	536,985
Aeon Co. Ltd.	3,677,900	77,381,616
Aeon Delight Co. Ltd.	101,000	2,227,027
AEON Financial Service Co. Ltd.	671,700	5,537,131
Aeon Hokkaido Corp.	155,300	903,605
Aeon Mall Co. Ltd.	561,300	6,382,725
AEON REIT Investment Corp.	10,054	9,571,330
AGC Inc.	1,134,500	38,594,645
Ai Holdings Corp.	172,700	2,673,459
Aica Kogyo Co. Ltd.	247,500	5,686,451
Aichi Financial Group Inc., NVS	234,600	3,692,364
Aida Engineering Ltd.	465,800	2,753,126
Aiful Corp.	2,140,300	5,390,298
Ain Holdings Inc.	151,100	4,272,245
Air Water Inc.	975,600	12,301,048
Airtrip Corp.(a)(b)	76,600	918,092
Aisin Corp.	812,200	28,292,865
Ajinomoto Co. Inc.	2,521,700	92,099,212
Alfresa Holdings Corp.	929,100	14,717,484
Alpen Co. Ltd.(b)	59,400	769,584
Alps Alpine Co. Ltd.	1,052,576	8,637,667
Amada Co. Ltd.	1,798,400	17,445,297
Amano Corp.	440,500	8,997,789
Amvis Holdings Inc.	212,200	3,619,955
ANA Holdings Inc.(a)	917,100	18,004,376
Anicom Holdings Inc.	461,000	1,670,830
Anritsu Corp.	752,300	5,600,229
AOKI Holdings Inc.	159,600	1,045,423
Security	Shares	Value

Japan (continued)
Aozora Bank Ltd.(b)	647,600	$13,208,898
Appier Group Inc.(a)(b)	314,000	2,584,957
Arata Corp.	13,000	483,834
ARCLANDS Corp.	126,100	1,350,728
Arcs Co. Ltd.	183,600	3,508,314
Argo Graphics Inc.	17,300	379,137
Ariake Japan Co. Ltd.	94,700	2,994,899
As One Corp.	144,900	4,617,944
Asahi Group Holdings Ltd.	2,715,800	98,231,543
Asahi Holdings Inc.	465,700	5,895,672
Asahi Intecc Co. Ltd.	1,221,500	20,524,398
Asahi Kasei Corp.	6,970,200	42,851,269
Asics Corp.	909,600	28,813,384
ASKUL Corp.	233,300	3,045,589
Astellas Pharma Inc.	10,203,100	129,067,886
Atom Corp.(a)(b)	778,900	4,673,777
Autobacs Seven Co. Ltd.	560,000	5,760,156
Avex Inc.	184,700	1,686,757
Awa Bank Ltd. (The)	170,700	2,835,885
Axial Retailing Inc.	21,700	555,795
Azbil Corp.	642,600	18,987,965
AZ-COM MARUWA Holdings Inc.	197,200	2,706,321
Bandai Namco Holdings Inc.	3,370,500	69,831,705
BayCurrent Consulting Inc.	752,800	18,900,359
Belc Co. Ltd.	40,500	1,899,490
Bell System24 Holdings Inc.	95,700	981,658
Belluna Co. Ltd.	160,500	652,155
Benefit One Inc.	462,400	3,315,580
Benesse Holdings Inc.	467,800	5,530,977
BeNext-Yumeshin Group Co.	297,600	3,691,389
Bengo4.com Inc.(a)(b)	49,700	1,395,229
Bic Camera Inc.	655,300	4,961,227
BIPROGY Inc.	470,500	11,735,343
BML Inc.	126,900	2,401,494
Bridgestone Corp.	3,206,300	121,343,077
Brother Industries Ltd.	1,291,600	20,149,278
Bunka Shutter Co. Ltd.	38,700	326,386
Bushiroad Inc.(b)	164,100	558,079
C Uyemura & Co. Ltd.	56,500	3,067,675
Calbee Inc.	491,100	9,434,233
Canon Electronics Inc.	97,100	1,237,913
Canon Inc.	5,659,600	133,796,768
Canon Marketing Japan Inc.	224,500	5,383,635
Capcom Co. Ltd.	979,000	31,513,343
Casio Computer Co. Ltd.	1,046,600	8,386,414
Cawachi Ltd.	90,000	1,505,110
Central Glass Co. Ltd.	124,900	2,367,165
Central Japan Railway Co.	4,037,600	90,879,894
Change Holdings Inc.	247,100	2,521,044
Chiba Bank Ltd. (The)	3,207,100	23,888,211
Chiyoda Corp.(a)	848,800	1,995,473
Chofu Seisakusho Co. Ltd.	28,000	399,071
Chubu Electric Power Co. Inc.	3,555,600	42,966,389
Chudenko Corp.	18,400	299,441
Chugai Pharmaceutical Co. Ltd.	3,775,600	111,971,327
Chugin Financial Group Inc., NVS	909,100	7,248,671
Chugoku Electric Power Co. Inc. (The)	1,555,800	9,728,710
Chugoku Marine Paints Ltd.	67,000	606,056
Citizen Watch Co. Ltd.	1,565,700	9,131,185
CKD Corp.	385,200	4,844,100
Coca-Cola Bottlers Japan Holdings Inc.	706,250	9,469,794
COLOPL Inc.(a)(b)	470,200	1,808,275

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Colowide Co. Ltd.	442,300	$6,886,622
Comforia Residential REIT Inc.	5,109	10,842,624
COMSYS Holdings Corp.	619,900	12,751,496
Comture Corp.	102,700	1,372,858
Concordia Financial Group Ltd.	5,872,700	27,286,903
Cosmo Energy Holdings Co. Ltd.	420,900	15,396,941
Cosmos Pharmaceutical Corp.	111,700	11,624,346
CRE Logistics REIT Inc.	2,724	2,862,266
Create Restaurants Holdings Inc.	654,200	4,533,933
Create SD Holdings Co. Ltd.	145,400	3,118,075
Credit Saison Co. Ltd.	791,800	11,868,929
Curves Holdings Co. Ltd.	127,000	553,995
CyberAgent Inc.	2,488,700	13,064,302
CYBERDYNE Inc.(a)(b)	596,500	1,040,675
Cybozu Inc.	159,600	1,988,533
Dai Nippon Printing Co. Ltd.	1,225,100	31,959,501
Daicel Corp.	1,364,800	11,605,810
Daido Steel Co. Ltd.	138,000	5,413,669
Daifuku Co. Ltd.	1,713,700	28,315,276
Daihen Corp.	105,000	3,309,392
Daiho Corp.	36,000	919,507
Dai-ichi Life Holdings Inc.	5,255,300	111,018,291
Daiichi Sankyo Co. Ltd.	10,402,600	268,222,634
Daiichikosho Co. Ltd.	412,000	6,089,960
Daiki Aluminium Industry Co. Ltd.	109,500	906,431
Daikin Industries Ltd.	1,485,100	214,120,055
Daikokutenbussan Co. Ltd.(b)	21,200	898,434
Daio Paper Corp.	493,500	4,054,661
Daiseki Co. Ltd.	234,820	6,485,139
Daishi Hokuetsu Financial Group Inc.	178,200	4,653,331
Daito Trust Construction Co. Ltd.	337,900	36,245,305
Daiwa House Industry Co. Ltd.	3,324,100	91,431,548
Daiwa House REIT Investment Corp.	12,352	21,859,920
Daiwa Office Investment Corp.	1,514	6,622,935
Daiwa Securities Group Inc.	7,497,100	43,231,800
Daiwa Securities Living Investments Corp.	12,707	9,395,670
Daiwabo Holdings Co. Ltd.	508,400	9,663,006
DCM Holdings Co. Ltd.	674,100	5,263,724
Demae-Can Co. Ltd.(a)(b)	300,000	635,527
DeNA Co. Ltd.	540,700	5,282,184
Denka Co. Ltd.	468,600	8,464,567
Denso Corp.	9,809,800	144,854,765
Dentsu Group Inc.	1,121,200	32,566,347
Descente Ltd.	190,500	5,313,226
Dexerials Corp.	297,200	6,779,226
DIC Corp.	500,400	7,890,485
Digital Arts Inc.	58,100	1,602,622
Digital Garage Inc.	190,800	3,821,483
Dip Corp.	190,800	3,781,534
Disco Corp.	521,800	92,149,363
DMG Mori Co. Ltd.	695,600	11,505,227
Doshisha Co. Ltd.	83,500	1,243,051
Doutor Nichires Holdings Co. Ltd.	185,500	2,678,377
Dowa Holdings Co. Ltd.	277,200	8,474,101
DTS Corp.	207,400	4,259,661
Duskin Co. Ltd.	242,600	5,289,323
DyDo Group Holdings Inc.	18,500	715,984
Earth Corp.	74,700	2,457,147
East Japan Railway Co.	1,677,600	87,129,985
Ebara Corp.	555,900	24,617,226
EDION Corp.	542,800	5,413,767
eGuarantee Inc.	155,000	1,790,412
Security	Shares	Value

Japan (continued)
Eiken Chemical Co. Ltd.	140,500	$1,385,814
Eisai Co. Ltd.	1,420,100	75,234,514
Eizo Corp.	95,900	3,077,199
Elan Corp.(b)	74,100	366,273
Elecom Co. Ltd.	228,600	2,592,010
Electric Power Development Co. Ltd.	787,900	12,079,040
en Japan Inc.	175,600	2,619,215
ENEOS Holdings Inc.	16,289,350	60,358,827
eRex Co. Ltd.(b)	163,600	806,611
ES-Con Japan Ltd.	37,400	218,263
Euglena Co. Ltd.(a)(b)	650,300	3,156,517
Exedy Corp.	170,500	2,846,732
EXEO Group Inc.	549,600	11,415,058
Ezaki Glico Co. Ltd.	227,200	6,604,060
Fancl Corp.	479,100	7,162,813
FANUC Corp.	5,365,000	133,139,965
Fast Retailing Co. Ltd.	984,000	217,854,062
FCC Co. Ltd.	183,200	2,173,855
Ferrotec Holdings Corp.	259,200	4,556,001
Fields Corp.(b)	203,600	2,216,674
Financial Products Group Co. Ltd.	291,900	2,772,783
Food & Life Companies Ltd.	622,000	10,483,664
FP Corp.	252,800	4,868,080
Freee KK(a)(b)	222,000	3,707,202
Frontier Real Estate Investment Corp.	2,432	7,275,648
Fuji Co. Ltd./Ehime	201,900	2,552,388
Fuji Corp./Aichi	494,200	7,441,589
Fuji Electric Co. Ltd.	710,100	27,036,780
Fuji Kyuko Co. Ltd.	111,100	3,135,935
Fuji Media Holdings Inc.	219,800	2,182,990
Fuji Oil Holdings Inc.	238,200	3,783,642
Fuji Seal International Inc.	229,000	2,550,870
Fuji Soft Inc.	280,200	10,083,077
Fujicco Co. Ltd.	9,800	126,452
FUJIFILM Holdings Corp.	2,096,600	114,679,326
Fujikura Ltd.	1,315,200	9,445,914
Fujimi Inc.	329,700	6,581,418
Fujimori Kogyo Co. Ltd.	13,900	350,740
Fujitec Co. Ltd.	441,300	9,580,668
Fujitsu General Ltd.	437,800	7,786,148
Fujitsu Ltd.	984,700	127,565,384
Fujiya Co. Ltd.(b)	73,900	1,219,838
Fukui Computer Holdings Inc.	20,500	351,943
Fukuoka Financial Group Inc.	914,080	24,162,540
Fukuoka REIT Corp.	5,378	5,790,285
Fukushima Galilei Co. Ltd.	7,800	258,220
Fukuyama Transporting Co. Ltd.	97,800	2,672,697
Fullcast Holdings Co. Ltd.	54,200	613,319
Funai Soken Holdings Inc.	169,100	2,779,312
Furukawa Co. Ltd.	180,500	2,532,440
Furukawa Electric Co. Ltd.	412,400	6,179,644
Fuso Chemical Co. Ltd.	82,100	2,230,820
Future Corp.	223,300	2,548,517
Fuyo General Lease Co. Ltd.	82,800	6,731,697
G-7 Holdings Inc.	67,800	517,743
Genky DrugStores Co. Ltd.	27,200	1,035,794
Geo Holdings Corp.	104,400	1,632,127
Giken Ltd.	68,400	810,687
Global One Real Estate Investment Corp.	7,111	5,394,239
GLOBERIDE Inc.	73,500	948,538
Glory Ltd.	228,300	4,256,496
GLP J-Reit	26,770	23,976,738

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GMO Financial Gate Inc.(b)	19,700	$1,104,438
GMO Financial Holdings Inc.	110,300	501,288
GMO internet group Inc.	474,600	6,912,441
GMO Payment Gateway Inc.	239,300	9,557,462
GNI Group Ltd.(a)(b)	283,100	3,760,036
Goldcrest Co. Ltd.	69,500	991,092
Goldwin Inc.	129,300	8,166,187
Gree Inc.	503,500	1,881,608
GS Yuasa Corp.	446,500	7,203,429
GungHo Online Entertainment Inc.	244,730	3,689,923
Gunma Bank Ltd. (The)	2,385,500	11,528,098
Gunze Ltd.	80,700	2,419,885
H.U. Group Holdings Inc.	285,600	4,799,801
H2O Retailing Corp.	584,600	6,262,878
Hachijuni Bank Ltd. (The)	2,341,800	13,336,848
Hakuhodo DY Holdings Inc.	1,277,500	10,367,161
Hakuto Co. Ltd.(b)	55,100	1,863,312
Hamamatsu Photonics KK	794,400	29,506,410
Hankyu Hanshin Holdings Inc.	1,259,900	39,640,979
Hankyu Hanshin REIT Inc.	4,721	4,435,499
Hanwa Co. Ltd.	170,300	5,133,371
Harmonic Drive Systems Inc.	285,600	6,185,931
Haseko Corp.	1,332,200	16,395,174
Hazama Ando Corp.	1,136,100	8,793,438
Heiwa Corp.	430,300	6,091,031
Heiwa Real Estate Co. Ltd.	172,200	4,408,115
Heiwa Real Estate REIT Inc.	6,156	5,754,730
Heiwado Co. Ltd.	176,500	2,886,851
Hiday Hidaka Corp.	50,200	917,980
Hikari Tsushin Inc.	110,200	15,898,866
Hino Motors Ltd.(a)	1,575,900	4,586,855
Hioki E.E. Corp.	42,000	1,825,571
Hirata Corp.	47,800	2,174,570
Hirogin Holdings Inc.	1,677,600	10,667,317
Hirose Electric Co. Ltd.	163,845	18,563,478
HIS Co. Ltd.(a)(b)	279,600	3,156,092
Hisamitsu Pharmaceutical Co. Inc.	259,300	8,270,482
Hitachi Construction Machinery Co. Ltd.	586,600	15,155,240
Hitachi Ltd.	5,268,600	333,958,523
Hitachi Zosen Corp.	1,049,300	5,473,758
Hogy Medical Co. Ltd.	144,900	3,148,412
Hokkaido Electric Power Co. Inc.	1,021,000	4,295,061
Hokkoku Financial Holdings Inc.	112,200	3,712,346
Hokuetsu Corp.(b)	856,500	6,571,671
Hokuhoku Financial Group Inc.	780,700	9,114,733
Hokuriku Electric Power Co.(a)	910,000	4,513,815
Hokuto Corp.	125,000	1,500,147
Honda Motor Co. Ltd.	25,883,400	265,273,063
Horiba Ltd.	191,700	9,692,597
Hoshino Resorts REIT Inc.	1,273	5,008,514
Hoshizaki Corp.	607,900	19,631,910
Hosiden Corp.	388,400	4,564,956
House Foods Group Inc.	424,900	8,972,220
Hoya Corp.	1,996,700	192,219,498
Hulic Co. Ltd.	2,137,200	19,594,120
Hulic Reit Inc.	7,811	7,967,942
Hyakugo Bank Ltd. (The)	1,373,400	5,192,762
Ibiden Co. Ltd.	639,700	27,274,539
Ichibanya Co. Ltd.	89,100	3,143,212
Ichigo Inc.	1,777,200	3,888,974
Ichigo Office REIT Investment Corp.	8,800	4,937,129
Idec Corp.	148,600	2,666,415
Security	Shares	Value

Japan (continued)
Idemitsu Kosan Co. Ltd.	1,176,428	$26,710,906
IDOM Inc.	282,900	1,702,400
IHI Corp.	788,400	15,131,109
Iida Group Holdings Co. Ltd.	838,900	13,025,759
Iino Kaiun Kaisha Ltd.	743,900	5,335,772
Inaba Denki Sangyo Co. Ltd.	226,200	4,716,920
Inabata & Co. Ltd.	177,700	3,709,845
Inageya Co. Ltd.(b)	119,000	1,261,128
Industrial & Infrastructure Fund Investment Corp.	11,564	10,393,713
Infocom Corp.	106,100	1,766,661
Infomart Corp.	1,214,800	2,913,679
Information Services International-Dentsu Ltd.	123,000	4,174,527
INFRONEER Holdings Inc.	1,498,156	15,803,833
Inpex Corp.	5,546,600	80,485,958
Insource Co. Ltd.	260,800	1,537,170
Internet Initiative Japan Inc.	582,200	9,407,536
Invincible Investment Corp.	37,200	14,307,133
Iriso Electronics Co. Ltd.	107,200	2,530,822
Isetan Mitsukoshi Holdings Ltd.	1,853,100	20,904,750
Isuzu Motors Ltd.	3,239,500	36,122,532
Ito En Ltd.	286,100	9,296,944
ITOCHU Corp.	6,673,000	240,368,296
Itochu Enex Co. Ltd.	233,800	2,298,118
Itoham Yonekyu Holdings Inc.	175,480	4,849,586
Iwatani Corp.	224,200	10,723,144
Iyogin Holdings Inc., NVS	1,716,800	12,358,104
Izumi Co. Ltd.	152,900	3,866,155
J Front Retailing Co. Ltd.	1,318,500	12,569,653
J Trust Co. Ltd.(b)	407,800	1,293,629
JAC Recruitment Co. Ltd.	41,300	659,229
Jaccs Co. Ltd.	127,000	4,365,412
JAFCO Group Co. Ltd.	315,000	3,392,807
Japan Airlines Co. Ltd.	810,400	14,898,213
Japan Airport Terminal Co. Ltd.	328,400	14,442,711
Japan Aviation Electronics Industry Ltd.	232,400	4,380,396
Japan Display Inc.(a)(b)	4,837,000	1,194,702
Japan Elevator Service Holdings Co. Ltd.	346,900	4,597,172
Japan Excellent Inc.	7,681	6,741,758
Japan Exchange Group Inc.	2,792,100	55,213,203
Japan Hotel REIT Investment Corp.	25,605	11,640,886
Japan Lifeline Co. Ltd.	436,700	3,329,995
Japan Logistics Fund Inc.	5,925	10,974,801
Japan Material Co. Ltd.	330,600	4,642,754
Japan Metropolitan Fund Invest	39,689	25,613,168
Japan Petroleum Exploration Co. Ltd.	180,700	6,187,456
Japan Post Bank Co. Ltd.	8,157,300	75,611,648
Japan Post Holdings Co. Ltd.	12,577,400	111,325,125
Japan Post Insurance Co. Ltd.	1,113,000	21,432,010
Japan Prime Realty Investment Corp.	5,051	11,830,931
Japan Real Estate Investment Corp.	7,185	26,687,400
Japan Securities Finance Co. Ltd.	862,200	8,585,636
Japan Steel Works Ltd. (The)	409,700	6,647,263
Japan Tobacco Inc.	6,788,600	158,030,846
Japan Wool Textile Co. Ltd. (The)	61,800	561,857
JCR Pharmaceuticals Co. Ltd.	394,600	3,020,037
JCU Corp.	88,100	1,921,721
JDC Corp.	39,200	157,366
Jeol Ltd.	242,200	6,838,116
JFE Holdings Inc.	2,723,800	37,950,331
JGC Holdings Corp.	1,223,300	15,067,361
JINS Holdings Inc.(b)	70,700	1,951,659
JMDC Inc.(b)	192,800	5,399,632

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
J-Oil Mills Inc.	71,200	$835,935
Joshin Denki Co. Ltd.	24,300	386,003
Joyful Honda Co. Ltd.	239,100	2,808,275
JSR Corp.	1,014,200	27,146,020
JTEKT Corp.	1,151,600	9,494,906
JTOWER Inc.(a)(b)	61,100	2,223,493
Juroku Financial Group Inc.	146,000	3,933,539
Justsystems Corp.	193,100	3,441,126
Kadokawa Corp.	575,800	11,091,645
Kaga Electronics Co. Ltd.	60,500	2,420,932
Kagome Co. Ltd.	530,400	11,034,096
Kajima Corp.	2,315,800	38,274,121
Kakaku.com Inc.	777,400	7,497,622
Kaken Pharmaceutical Co. Ltd.	165,400	3,662,808
Kameda Seika Co. Ltd.	25,800	697,329
Kamigumi Co. Ltd.	605,800	12,289,592
Kanamoto Co. Ltd.	147,400	2,392,178
Kandenko Co. Ltd.	671,800	6,225,118
Kaneka Corp.	231,400	5,662,772
Kanematsu Corp.	561,800	7,591,920
Kansai Electric Power Co. Inc. (The)	3,923,900	50,240,953
Kansai Paint Co. Ltd.	1,002,000	14,663,968
Kanto Denka Kogyo Co. Ltd.	478,400	2,528,013
Kao Corp.	2,621,500	95,642,526
Kappa Create Co. Ltd.(a)(b)	135,800	1,426,839
Katakura Industries Co. Ltd.	39,600	445,622
Katitas Co. Ltd.	255,300	3,407,598
Kato Sangyo Co. Ltd.	109,100	3,067,570
Kawasaki Heavy Industries Ltd.	827,600	18,266,647
Kawasaki Kisen Kaisha Ltd.	769,700	26,392,981
KDDI Corp.	8,385,400	250,846,932
KeePer Technical Laboratory Co. Ltd.	72,100	2,717,809
Keihan Holdings Co. Ltd.	556,500	13,610,852
Keihanshin Building Co. Ltd.	92,600	849,655
Keikyu Corp.	1,185,300	10,049,466
Keio Corp.	574,300	17,042,042
Keisei Electric Railway Co. Ltd.	715,800	26,963,921
Keiyo Bank Ltd. (The)	598,100	2,713,689
Keiyo Co. Ltd.	55,600	478,785
Kenedix Office Investment Corp.	9,242	9,639,296
Kenedix Residential Next Investment Corp.(a)	6,760	9,418,465
Kenedix Retail REIT Corp.(a)	4,833	8,442,182
Kewpie Corp.	563,700	9,783,997
Keyence Corp.	1,093,200	423,197,887
KFC Holdings Japan Ltd.	66,100	1,316,727
KH Neochem Co. Ltd.	168,300	2,549,358
Kikkoman Corp.	802,100	45,635,285
Kinden Corp.	784,000	11,875,597
Kintetsu Group Holdings Co. Ltd.	1,002,400	28,204,280
Kirin Holdings Co. Ltd.	4,459,000	62,663,737
Kisoji Co. Ltd.	150,200	2,653,395
Kissei Pharmaceutical Co. Ltd.	160,600	3,396,844
Ki-Star Real Estate Co. Ltd.	46,800	1,318,464
Kitz Corp.	533,900	3,607,666
Kiyo Bank Ltd. (The)	437,700	4,518,342
Koa Corp.(b)	168,300	1,621,809
Kobayashi Pharmaceutical Co. Ltd.	288,600	11,914,342
Kobe Bussan Co. Ltd.	850,400	21,045,743
Kobe Steel Ltd.	1,983,900	23,456,560
Koei Tecmo Holdings Co. Ltd.	808,332	10,554,926
Kohnan Shoji Co. Ltd.	154,100	3,994,728
Koito Manufacturing Co. Ltd.	1,203,800	18,036,212
Security	Shares	Value

Japan (continued)
Kokuyo Co. Ltd.	593,100	$9,193,034
Komatsu Ltd.	5,187,900	119,199,189
KOMEDA Holdings Co. Ltd.	231,900	4,231,595
Komeri Co. Ltd.	147,700	3,062,682
Konami Group Corp.	565,800	29,309,623
Konica Minolta Inc.(a)	2,479,300	6,944,461
Konishi Co. Ltd.	96,500	1,431,526
Kose Corp.	200,200	13,263,447
Koshidaka Holdings Co. Ltd.	273,000	1,942,293
Kotobuki Spirits Co. Ltd.(b)	550,100	7,304,764
K’s Holdings Corp.	900,800	8,382,652
Kubota Corp.	5,701,500	76,680,851
Kumagai Gumi Co. Ltd.	163,400	4,094,989
Kumiai Chemical Industry Co. Ltd.	561,227	4,090,625
Kura Sushi Inc.(b)	106,900	2,544,123
Kuraray Co. Ltd.	1,688,200	19,314,981
Kureha Corp.	89,400	5,309,367
Kurita Water Industries Ltd.	589,400	17,907,987
Kusuri no Aoki Holdings Co. Ltd.	83,200	5,451,069
KYB Corp.	91,600	2,706,043
Kyocera Corp.	1,788,100	88,137,955
Kyoei Steel Ltd.	98,600	1,250,782
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,595,689
Kyorin Pharmaceutical Co. Ltd.	433,800	5,116,864
Kyoritsu Maintenance Co. Ltd.(b)	168,100	6,429,147
Kyoto Financial Group Inc.	295,900	16,775,698
Kyowa Kirin Co. Ltd.	1,512,300	23,719,340
Kyudenko Corp.	205,800	6,147,446
Kyushu Electric Power Co. Inc.(a)	2,161,200	13,808,196
Kyushu Financial Group Inc.	2,122,100	13,372,359
Kyushu Railway Co.	726,300	14,850,144
LaSalle Logiport REIT	10,472	10,270,118
Lasertec Corp.	429,000	70,862,295
Lawson Inc.	239,400	11,532,897
Leopalace21 Corp.(a)	985,700	2,120,335
Life Corp.	116,500	2,746,206
LIFENET INSURANCE Co.(a)(b)	297,700	1,902,272
Link And Motivation Inc.	276,200	739,531
Lintec Corp.	210,000	3,471,145
Lion Corp.	1,315,300	12,622,522
LITALICO Inc.	100,200	1,346,308
Lixil Corp.	1,576,600	17,287,528
M&A Capital Partners Co. Ltd.	79,200	1,437,678
M&A Research Institute Inc., NVS(a)(b)	121,000	2,651,851
M3 Inc.	2,536,500	39,065,111
Mabuchi Motor Co. Ltd.	245,800	7,022,390
Macnica Holdings Inc.	246,100	9,998,902
Maeda Kosen Co. Ltd.	37,600	732,509
Makino Milling Machine Co. Ltd.	123,300	5,145,097
Makita Corp.	1,267,300	32,755,690
Management Solutions Co. Ltd.	56,100	976,545
Mandom Corp.	211,900	1,943,690
Mani Inc.	479,800	6,526,897
Marubeni Corp.	8,084,500	118,209,752
Maruha Nichiro Corp.	224,300	3,839,671
Marui Group Co. Ltd.	974,100	15,403,568
Maruichi Steel Tube Ltd.	292,500	7,258,787
MARUKA FURUSATO Corp.	99,700	1,830,841
Maruwa Co. Ltd./Aichi	49,600	8,702,984
Matsuda Sangyo Co. Ltd.	45,300	788,958
Matsui Securities Co. Ltd.(b)	804,100	3,999,258
MatsukiyoCocokara & Co.	1,936,750	33,974,046

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Max Co. Ltd.	27,400	$462,405
Maxell Ltd.	432,000	4,620,568
Maxvalu Tokai Co. Ltd.	2,500	49,403
Mazda Motor Corp.	3,149,000	30,438,199
McDonald’s Holdings Co. Japan Ltd.(b)	532,400	20,714,496
MCJ Co. Ltd.	252,700	1,818,018
Mebuki Financial Group Inc.	5,763,010	17,445,857
Medipal Holdings Corp.	988,800	16,624,682
Medley Inc.(a)	140,500	4,061,988
Megachips Corp.	81,300	2,096,132
Megmilk Snow Brand Co. Ltd.	240,600	3,877,981
Meidensha Corp.	173,900	2,724,467
MEIJI Holdings Co. Ltd.	1,283,100	31,582,231
Meiko Electronics Co. Ltd.(b)	110,400	2,289,912
Meitec Corp.	423,000	7,444,837
Melco Holdings Inc.	45,900	1,047,275
Menicon Co. Ltd.	330,000	3,825,702
Mercari Inc.(a)	643,700	12,918,704
METAWATER Co. Ltd.	68,900	868,610
Micronics Japan Co. Ltd.	182,000	2,757,461
Milbon Co. Ltd.	144,400	3,817,466
Mimasu Semiconductor Industry Co. Ltd.	34,200	554,589
MINEBEA MITSUMI Inc.	2,120,659	33,250,429
Mirai Corp.	6,185	1,867,640
MIRAIT ONE corp.	583,000	7,726,936
MISUMI Group Inc.	1,611,800	24,400,488
Mitani Sekisan Co. Ltd.	15,000	452,250
Mitsubishi Chemical Group Corp.	7,014,000	39,689,455
Mitsubishi Corp.	6,448,500	300,600,350
Mitsubishi Electric Corp.	10,858,200	124,505,637
Mitsubishi Estate Co. Ltd.	6,309,400	80,762,335
Mitsubishi Estate Logistics REIT Investment Corp.	2,615	6,581,216
Mitsubishi Gas Chemical Co. Inc.	829,900	11,216,816
Mitsubishi HC Capital Inc.	5,227,970	34,463,978
Mitsubishi Heavy Industries Ltd.	1,796,100	92,507,516
Mitsubishi Logisnext Co. Ltd.	100,500	788,463
Mitsubishi Logistics Corp.	424,000	11,091,805
Mitsubishi Materials Corp.	666,600	10,712,004
Mitsubishi Motors Corp.	3,748,500	12,244,735
Mitsubishi Pencil Co. Ltd.	169,700	2,091,898
Mitsubishi Research Institute Inc.	24,200	782,340
Mitsubishi Shokuhin Co. Ltd.	60,300	1,589,987
Mitsubishi UFJ Financial Group Inc.	63,963,600	536,600,049
Mitsuboshi Belting Ltd.	121,600	3,510,458
Mitsui & Co. Ltd.	7,366,300	267,722,027
Mitsui Chemicals Inc.	1,008,900	25,428,786
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,211,613
Mitsui Fudosan Co. Ltd.	5,042,700	109,299,805
Mitsui Fudosan Logistics Park Inc.	2,978	9,003,179
Mitsui High-Tec Inc.	120,000	5,066,705
Mitsui Mining & Smelting Co. Ltd.	292,500	7,595,232
Mitsui OSK Lines Ltd.	1,914,900	49,437,536
Mitsui-Soko Holdings Co. Ltd.	112,800	3,212,948
Miura Co. Ltd.	514,400	9,973,702
Mixi Inc.	199,300	3,018,606
Mizuho Financial Group Inc.	13,454,270	228,431,709
Mizuho Leasing Co. Ltd.	139,300	4,431,796
Mochida Pharmaceutical Co. Ltd.	134,900	2,972,595
Modec Inc.(a)	123,600	1,359,429
Monex Group Inc.	994,800	4,375,300
Money Forward Inc.(a)	241,900	6,109,917
Monogatari Corp. (The)	160,700	4,351,843
Security	Shares	Value

Japan (continued)
MonotaRO Co. Ltd.	1,455,900	$11,635,529
Mori Hills REIT Investment Corp.	8,788	8,225,096
Mori Trust Reit Inc.	12,828	6,253,824
Morinaga & Co. Ltd.	183,400	6,614,193
Morinaga Milk Industry Co. Ltd.	188,600	7,356,330
Morita Holdings Corp.	90,400	927,402
MOS Food Services Inc.	144,000	3,141,378
MS&AD Insurance Group Holdings Inc.	2,374,100	86,988,238
Murata Manufacturing Co. Ltd.	9,713,800	166,391,342
Musashi Seimitsu Industry Co. Ltd.	246,400	2,371,526
Musashino Bank Ltd. (The)	128,700	2,426,687
Nabtesco Corp.	604,300	10,703,172
Nachi-Fujikoshi Corp.	86,300	2,150,512
Nafco Co. Ltd.	59,700	730,086
Nagaileben Co. Ltd.(b)	62,000	855,590
Nagase & Co. Ltd.	631,000	9,559,077
Nagawa Co. Ltd.	27,100	1,102,365
Nagoya Railroad Co. Ltd.	1,009,300	14,128,980
Nakanishi Inc.	447,800	9,835,135
Nankai Electric Railway Co. Ltd.	570,500	10,926,077
Nanto Bank Ltd. (The)	137,100	2,467,756
NEC Corp.	1,367,800	65,860,391
NEC Networks & System Integration Corp.	564,800	7,643,805
NET One Systems Co. Ltd.	489,900	7,477,305
Nexon Co. Ltd.	1,935,700	35,518,644
Nextage Co. Ltd.	259,400	3,583,953
NGK Insulators Ltd.	1,291,500	15,779,873
NH Foods Ltd.	462,900	13,888,453
NHK Spring Co. Ltd.	1,220,500	8,636,263
Nichias Corp.	415,300	8,239,438
Nichicon Corp.	423,900	3,542,875
Nichiden Corp.	67,700	1,125,272
Nichiha Corp.	127,000	2,507,740
Nichirei Corp.	582,300	12,603,315
Nidec Corp.	2,364,700	86,739,667
Nifco Inc./Japan	501,800	11,768,318
Nihon Kohden Corp.	492,800	11,639,324
Nihon M&A Center Holdings Inc.	1,765,800	8,064,938
Nihon Parkerizing Co. Ltd.	647,400	4,698,555
Nikkiso Co. Ltd.	263,200	1,676,491
Nikkon Holdings Co. Ltd.	237,900	5,047,937
Nikon Corp.	1,664,200	15,800,593
Nintendo Co. Ltd.	5,845,500	241,503,426
Nippn Corp., New	270,800	4,124,096
Nippon Accommodations Fund Inc.	2,536	10,217,031
Nippon Building Fund Inc.	8,704	34,972,093
Nippon Carbon Co. Ltd.	8,900	260,700
Nippon Ceramic Co. Ltd.	87,600	1,524,052
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,306,043
Nippon Electric Glass Co. Ltd.	486,900	9,734,236
Nippon Express Holdings Inc.	442,300	22,732,175
Nippon Gas Co. Ltd.	595,400	8,948,561
Nippon Kanzai Holdings Co. Ltd.	34,500	571,915
Nippon Kayaku Co. Ltd.	843,600	7,246,947
Nippon Light Metal Holdings Co. Ltd.	407,860	4,473,456
Nippon Paint Holdings Co. Ltd.	5,383,000	36,190,480
Nippon Paper Industries Co. Ltd.(a)	531,200	4,622,034
Nippon Parking Development Co. Ltd.	845,800	1,197,538
Nippon Pillar Packing Co. Ltd.	93,500	2,333,766
Nippon Prologis REIT Inc.	12,880	22,918,354
NIPPON REIT Investment Corp.	2,409	5,565,564
Nippon Road Co. Ltd. (The)	136,500	1,793,492

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Sanso Holdings Corp.	949,100	$23,934,871
Nippon Seiki Co. Ltd.	116,100	826,618
Nippon Shinyaku Co. Ltd.	289,400	11,736,926
Nippon Shokubai Co. Ltd.	131,800	4,895,319
Nippon Signal Company Ltd.	272,300	1,683,851
Nippon Soda Co. Ltd.	122,000	4,374,036
Nippon Steel Corp.	4,769,008	102,861,982
Nippon Suisan Kaisha Ltd.	1,860,700	9,029,137
Nippon Telegraph & Telephone Corp.	167,291,500	196,864,410
Nippon Television Holdings Inc.	205,700	2,001,163
Nippon Yusen KK	2,699,000	66,037,086
Nipro Corp.	824,300	6,276,601
Nishimatsu Construction Co. Ltd.	168,200	4,049,740
Nishimatsuya Chain Co. Ltd.	386,800	4,968,078
Nishi-Nippon Financial Holdings Inc.	875,300	10,453,805
Nishi-Nippon Railroad Co. Ltd.	443,400	7,163,902
Nishio Holdings Co. Ltd.	31,100	689,130
Nissan Chemical Corp.	708,100	28,879,979
Nissan Motor Co. Ltd.	12,918,700	49,710,910
Nissan Shatai Co. Ltd.	241,100	1,379,667
Nissha Co. Ltd.	224,400	2,333,059
Nisshin Oillio Group Ltd. (The)	141,900	3,963,198
Nisshin Seifun Group Inc.	1,133,900	17,103,501
Nisshinbo Holdings Inc.	763,200	5,520,359
Nissin Foods Holdings Co. Ltd.	338,300	29,435,018
Niterra Co. Ltd.	857,800	19,199,962
Nitori Holdings Co. Ltd.	452,800	49,035,859
Nitta Corp.	100,500	2,269,295
Nittetsu Mining Co. Ltd.	32,100	1,010,746
Nitto Boseki Co. Ltd.	129,600	2,916,767
Nitto Denko Corp.	827,300	53,531,073
Nitto Kogyo Corp.	121,500	2,777,090
Noevir Holdings Co. Ltd.	88,700	3,111,015
NOF Corp.	450,200	17,760,812
Nohmi Bosai Ltd.	25,000	301,025
Nojima Corp.	292,800	2,607,746
NOK Corp.	559,500	6,632,190
Nomura Co. Ltd.	569,000	3,276,070
Nomura Holdings Inc.	16,720,800	64,599,240
Nomura Real Estate Holdings Inc.	639,700	14,940,882
Nomura Real Estate Master Fund Inc.	23,158	25,553,883
Nomura Research Institute Ltd.	2,165,340	56,840,027
Noritake Co. Ltd./Nagoya Japan	62,100	2,417,015
Noritsu Koki Co. Ltd.	70,100	1,483,892
Noritz Corp.	120,300	1,262,942
North Pacific Bank Ltd.	2,358,100	6,072,558
NS Solutions Corp.	174,000	5,052,871
NS United Kaiun Kaisha Ltd.	49,100	1,395,692
NSD Co. Ltd.	546,500	9,508,485
NSK Ltd.	2,065,500	11,117,392
NTN Corp.	2,462,800	4,387,353
NTT Data Corp.	3,553,700	43,816,782
NTT UD REIT Investment Corp.	8,880	7,320,355
Obara Group Inc.	63,400	1,521,445
Obayashi Corp.	3,563,500	30,524,248
OBIC Business Consultants Co. Ltd.	160,000	6,873,617
Obic Co. Ltd.	399,600	59,067,386
Odakyu Electric Railway Co. Ltd.	1,716,300	24,433,806
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,604,525
Ohsho Food Service Corp.	70,300	3,249,594
Oiles Corp.	104,200	1,319,493
Oisix ra daichi Inc.(a)(b)	154,700	1,177,215
Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	4,684,500	$20,035,041
Okamoto Industries Inc.	43,900	1,517,663
Okamura Corp.	470,600	6,699,778
Okasan Securities Group Inc.	1,227,600	5,550,925
Oki Electric Industry Co. Ltd.	576,500	3,478,158
Okinawa Cellular Telephone Co.	115,000	2,432,313
Okinawa Electric Power Co. Inc. (The)	210,616	1,537,902
Okinawa Financial Group Inc.	71,200	1,187,547
OKUMA Corp.	124,600	5,129,843
Okumura Corp.	168,600	5,157,378
Olympus Corp.	7,161,600	95,645,682
Omron Corp.	990,000	35,468,938
One REIT Inc.	639	1,107,090
Ono Pharmaceutical Co. Ltd.	2,171,000	37,492,042
Open House Group Co. Ltd.	434,900	14,334,448
Optex Group Co. Ltd.	114,200	1,283,793
Optorun Co. Ltd.	155,900	1,803,485
Oracle Corp. Japan	209,600	14,868,957
Organo Corp.	114,100	3,761,971
Orient Corp.	537,510	4,007,038
Oriental Land Co. Ltd.	6,137,300	198,513,184
ORIX Corp.	6,525,300	118,671,295
Orix JREIT Inc.	14,593	16,771,181
Osaka Gas Co. Ltd.	2,074,300	39,116,680
Osaka Organic Chemical Industry Ltd.	74,300	1,261,347
Osaka Soda Co. Ltd.(b)	64,700	3,799,868
OSAKA Titanium Technologies Co. Ltd.(b)	165,100	3,524,806
OSG Corp.	521,200	5,947,195
Otsuka Corp.	683,900	27,420,699
Otsuka Holdings Co. Ltd.	2,191,700	73,741,815
Outsourcing Inc.	671,700	4,991,338
PAL GROUP Holdings Co. Ltd.	255,600	3,306,139
PALTAC Corp.	160,500	5,202,845
Pan Pacific International Holdings Corp.	2,131,900	41,286,059
Panasonic Holdings Corp.	12,416,200	108,933,419
Paramount Bed Holdings Co. Ltd.	217,400	3,703,986
Park24 Co. Ltd.(a)	708,500	7,981,821
Pasona Group Inc.	83,600	747,850
Penta-Ocean Construction Co. Ltd.	1,612,600	9,480,355
PeptiDream Inc.(a)(b)	562,600	4,101,257
Persol Holdings Co. Ltd.	10,026,400	15,033,731
Pharma Foods International Co. Ltd.	130,000	1,148,868
PHC Holdings Corp.	131,700	1,245,500
Pigeon Corp.	700,000	7,432,516
Pilot Corp.	147,400	5,002,090
Piolax Inc.	131,100	1,936,170
PKSHA Technology Inc.(a)(b)	177,700	3,028,653
Plus Alpha Consulting Co. Ltd.	100,600	1,618,374
Pola Orbis Holdings Inc.	522,800	5,251,374
Pressance Corp.	78,100	842,593
Prestige International Inc.	329,200	1,336,256
Prima Meat Packers Ltd.	148,700	2,262,359
Raito Kogyo Co. Ltd.	206,800	2,676,792
Raiznext Corp.	161,100	1,507,605
Raksul Inc.(a)(b)	271,600	2,282,488
Rakus Co. Ltd.	534,200	6,651,122
Rakuten Group Inc.	8,412,700	31,117,895
Recruit Holdings Co. Ltd.	8,113,500	232,635,924
Relo Group Inc.	591,000	5,859,221
Renesas Electronics Corp.(a)	7,194,300	94,501,583
Rengo Co. Ltd.	1,046,000	6,927,059
RENOVA Inc.(a)(b)	233,800	1,681,900

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Resona Holdings Inc.	11,934,638	$63,770,575
Resorttrust Inc.	548,900	7,898,744
Retail Partners Co. Ltd.	40,800	465,291
Ricoh Co. Ltd.	3,018,400	24,464,457
Ricoh Leasing Co. Ltd.	65,300	1,952,981
Riken Keiki Co. Ltd.	49,800	2,040,524
Ringer Hut Co. Ltd.	164,900	2,518,358
Rinnai Corp.	616,700	11,328,434
Riso Kagaku Corp.	68,000	1,058,920
Riso Kyoiku Co. Ltd.	507,700	851,952
Rohm Co. Ltd.	2,003,900	32,106,399
Rohto Pharmaceutical Co. Ltd.	1,140,000	26,597,689
Roland Corp.	69,400	2,006,630
Rorze Corp.	63,000	4,687,406
Round One Corp.	1,371,600	4,975,501
Royal Holdings Co. Ltd.	169,800	2,893,884
RS Technologies Co. Ltd.	71,300	1,129,998
Ryohin Keikaku Co. Ltd.	1,415,100	19,951,881
Ryosan Co. Ltd.(b)	89,700	2,826,691
Ryoyo Electro Corp.	144,100	3,422,386
S Foods Inc.	48,700	1,030,184
Saibu Gas Holdings Co. Ltd.	121,300	1,538,767
Saizeriya Co. Ltd.	158,500	6,440,107
Sakai Moving Service Co. Ltd.	61,800	1,054,801
Sakata INX Corp.	30,800	257,460
Sakata Seed Corp.	187,400	5,042,511
SAMTY Co. Ltd.(b)	85,300	1,402,628
Samty Residential Investment Corp.	588	439,026
San-A Co. Ltd.	113,900	3,528,443
San-Ai Obbli Co. Ltd.	78,600	848,683
SanBio Co. Ltd.(a)(b)	265,000	736,573
Sangetsu Corp.	247,200	4,645,610
San-In Godo Bank Ltd. (The)	847,800	5,839,437
Sanken Electric Co. Ltd.	127,200	6,326,449
Sanki Engineering Co. Ltd.	13,100	152,268
Sankyo Co. Ltd.	208,900	8,681,440
Sankyu Inc.	247,200	7,443,235
Sanrio Co. Ltd.	299,300	12,745,238
Sansan Inc.(a)	398,500	3,166,620
Santen Pharmaceutical Co. Ltd.	1,937,700	16,806,728
Sanwa Holdings Corp.	1,160,900	15,663,152
Sanyo Chemical Industries Ltd.	21,100	560,959
Sanyo Denki Co. Ltd.	34,200	1,265,184
Sanyo Special Steel Co. Ltd.	110,700	1,886,635
Sapporo Holdings Ltd.	446,500	15,719,525
Sato Holdings Corp.	160,200	2,151,582
Sawai Group Holdings Co. Ltd.	198,600	6,329,260
SB Technology Corp.	10,600	157,306
SBI Holdings Inc.	1,461,100	31,435,464
SBS Holdings Inc.	58,000	1,029,695
SCREEN Holdings Co. Ltd.	461,000	21,432,873
SCSK Corp.	837,100	14,289,515
Secom Co. Ltd.	1,178,900	81,880,270
Sega Sammy Holdings Inc.	885,200	13,844,144
Seibu Holdings Inc.	1,280,400	12,502,427
Seiko Epson Corp.	1,594,900	22,142,270
Seiko Group Corp.	142,300	2,222,171
Seino Holdings Co. Ltd.	751,600	10,932,715
Seiren Co. Ltd.(b)	218,800	3,245,664
Sekisui Chemical Co. Ltd.	2,079,000	28,475,793
Sekisui House Ltd.	3,445,200	67,466,478
Sekisui House Reit Inc.	22,429	11,812,805
Security	Shares	Value

Japan (continued)
Senko Group Holdings Co. Ltd.	721,800	$4,973,042
Septeni Holdings Co. Ltd.(b)	342,000	961,384
Seria Co. Ltd.	243,900	3,380,550
Seven & i Holdings Co. Ltd.	4,231,600	155,040,321
Seven Bank Ltd.	3,503,500	6,936,984
SG Holdings Co. Ltd.	1,781,500	25,252,069
Sharp Corp.(a)(b)	1,356,599	8,481,744
Shibaura Machine Co. Ltd.	124,300	3,077,909
SHIFT Inc.(a)(b)	70,900	12,864,065
Shiga Bank Ltd. (The)	219,700	5,810,037
Shikoku Chemicals Corp.	97,200	1,097,838
Shikoku Electric Power Co. Inc.	802,900	5,482,173
Shima Seiki Manufacturing Ltd.(b)	154,900	1,580,379
Shimadzu Corp.	1,379,800	32,627,151
Shimamura Co. Ltd.	117,700	11,615,784
Shimano Inc.	440,100	63,333,056
Shimizu Corp.	2,970,600	21,140,230
Shin Nippon Biomedical Laboratories Ltd.(b)	118,300	1,318,439
Shin-Etsu Chemical Co. Ltd.	10,242,300	306,279,253
Shin-Etsu Polymer Co. Ltd.	81,500	739,657
Shinko Electric Industries Co. Ltd.	391,200	12,560,990
Shinmaywa Industries Ltd.	519,600	4,146,365
Shionogi & Co. Ltd.	1,493,400	69,539,580
Ship Healthcare Holdings Inc.	530,400	8,188,901
Shiseido Co. Ltd.	2,262,100	71,743,564
Shizuoka Financial Group Inc., NVS	2,374,900	20,195,559
Shizuoka Gas Co. Ltd.	137,200	932,198
SHO-BOND Holdings Co. Ltd.	213,200	8,396,466
Shochiku Co. Ltd.	46,700	2,970,953
Shoei Co. Ltd.	271,800	3,621,398
Shoei Foods Corp.	18,300	518,591
Showa Denko KK	958,400	15,536,841
Showa Sangyo Co. Ltd.	79,900	1,598,601
Siix Corp.	170,500	1,597,332
Simplex Holdings Inc.	150,400	2,526,125
SKY Perfect JSAT Holdings Inc.	1,359,800	6,293,757
Skylark Holdings Co. Ltd.(a)	1,251,100	18,458,459
SMC Corp.	319,800	147,671,792
SMS Co. Ltd.	460,500	7,307,171
Snow Peak Inc.(b)	144,400	966,489
Socionext Inc.	194,600	18,980,708
SoftBank Corp.	16,102,400	182,067,552
SoftBank Group Corp.	5,774,500	236,489,194
Sohgo Security Services Co. Ltd.	2,306,300	13,506,187
Sojitz Corp.	1,277,900	26,536,072
Solasto Corp.	243,400	946,352
Sompo Holdings Inc.	1,723,500	74,661,920
Sony Group Corp.	7,083,700	588,930,638
Sosei Group Corp.(a)(b)	426,100	3,939,989
SOSiLA Logistics REIT Inc.	3,034	2,403,729
Sotetsu Holdings Inc.	496,200	8,758,901
SPARX Group Co. Ltd.	21,120	202,186
S-Pool Inc.	332,800	769,503
Square Enix Holdings Co. Ltd.	488,500	16,228,835
SRE Holdings Corp.(a)(b)	56,400	864,233
Stanley Electric Co. Ltd.	738,300	11,808,804
Star Asia Investment Corp.	7,187	2,707,895
Star Micronics Co. Ltd.	222,600	2,676,128
Starts Corp. Inc.	139,500	2,649,473
Starts Proceed Investment Corp.	312	428,597
Strike Co. Ltd.	38,700	947,093
Subaru Corp.	3,467,500	60,023,436

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sugi Holdings Co. Ltd.	187,100	$7,573,502
SUMCO Corp.	2,023,200	26,144,092
Sumitomo Bakelite Co. Ltd.	179,400	7,982,925
Sumitomo Chemical Co. Ltd.	8,484,000	21,564,312
Sumitomo Corp.	5,876,800	115,524,129
Sumitomo Electric Industries Ltd.	3,954,400	41,514,190
Sumitomo Forestry Co. Ltd.	847,100	20,001,265
Sumitomo Heavy Industries Ltd.	593,800	13,591,925
Sumitomo Metal Mining Co. Ltd.	1,383,300	38,859,598
Sumitomo Mitsui Construction Co. Ltd.	1,164,740	3,090,107
Sumitomo Mitsui Financial Group Inc.	7,086,900	341,645,095
Sumitomo Mitsui Trust Holdings Inc.	1,834,500	68,787,852
Sumitomo Osaka Cement Co. Ltd.	150,600	3,505,768
Sumitomo Pharma Co., Ltd.	964,800	2,946,168
Sumitomo Realty & Development Co. Ltd.	1,713,500	42,998,454
Sumitomo Riko Co. Ltd.	107,800	673,260
Sumitomo Rubber Industries Ltd.	912,600	9,257,978
Sumitomo Warehouse Co. Ltd. (The)	458,900	7,346,790
Sundrug Co. Ltd.	408,900	11,118,806
Suntory Beverage & Food Ltd.	773,800	23,285,999
Suruga Bank Ltd.	694,700	2,968,332
Suzuken Co. Ltd.	308,900	9,461,547
Suzuki Motor Corp.	2,084,800	80,915,266
Sysmex Corp.	950,300	45,522,033
Systena Corp.	1,969,500	3,352,875
T Hasegawa Co. Ltd.	126,600	2,652,321
T&D Holdings Inc.	2,787,000	49,717,899
Tadano Ltd.	646,600	4,861,215
Taihei Dengyo Kaisha Ltd.	54,000	1,413,583
Taiheiyo Cement Corp.	625,100	10,712,736
Taikisha Ltd.	121,800	3,544,345
Taisei Corp.	939,900	31,874,545
Taisho Pharmaceutical Holdings Co. Ltd.	222,600	8,814,530
Taiyo Holdings Co. Ltd.	199,500	3,253,640
Taiyo Yuden Co. Ltd.	717,600	16,087,463
Takamatsu Construction Group Co. Ltd.	75,700	1,378,273
Takara Bio Inc.	261,300	2,304,349
Takara Holdings Inc.	862,500	7,189,534
Takara Leben Real Estate Investment Corp.	3,061	2,004,536
Takasago Thermal Engineering Co. Ltd.	222,600	4,395,148
Takashimaya Co. Ltd.	824,600	11,213,869
Takeda Pharmaceutical Co. Ltd.	8,849,480	240,216,717
Takeuchi Manufacturing Co. Ltd.	236,900	6,759,016
Takuma Co. Ltd.	493,600	4,788,739
Tama Home Co. Ltd.(b)	78,600	1,775,986
Tamron Co. Ltd.	114,100	3,106,155
TBS Holdings Inc.	182,100	2,968,625
TDK Corp.	2,190,900	81,972,990
TechMatrix Corp.	187,900	1,856,946
TechnoPro Holdings Inc.	600,600	11,898,389
Teijin Ltd.	911,900	8,253,676
Tenma Corp.	67,200	1,127,916
Terumo Corp.	3,798,900	103,930,997
T-Gaia Corp.	114,300	1,361,366
THK Co. Ltd.	638,200	11,405,681
TIS Inc.	1,232,000	26,383,076
TKC Corp.	72,400	1,688,875
TKP Corp.(a)(b)	81,700	1,111,776
Toa Corp.	96,400	2,397,391
Toagosei Co. Ltd.	666,200	6,112,071
Tobu Railway Co. Ltd.	1,011,500	24,346,231
Tocalo Co. Ltd.	506,900	4,581,749
Security	Shares	Value

Japan (continued)
Toda Corp.	1,438,900	$7,990,764
Toei Animation Co. Ltd.(b)	44,800	4,034,076
Toei Co. Ltd.	36,600	4,296,925
Toenec Corp.	35,900	978,495
Toho Bank Ltd. (The)	903,800	1,747,264
Toho Co. Ltd.	627,800	21,447,573
Toho Gas Co. Ltd.	426,100	7,337,996
Toho Holdings Co. Ltd.	420,500	9,479,371
Toho Titanium Co. Ltd.(b)	177,300	2,313,021
Tohoku Electric Power Co. Inc.	2,476,900	15,466,011
Tokai Carbon Co. Ltd.	1,258,100	9,654,516
Tokai Corp./Gifu	56,700	716,659
TOKAI Holdings Corp.	717,600	4,627,880
Tokai Rika Co. Ltd.	256,000	4,017,228
Tokai Tokyo Financial Holdings Inc.	1,926,800	6,544,404
Token Corp.	52,210	2,739,996
Tokio Marine Holdings Inc.	10,081,300	225,541,045
Tokushu Tokai Paper Co. Ltd.	8,200	195,592
Tokuyama Corp.	399,700	6,059,920
Tokyo Century Corp.	190,400	7,335,865
Tokyo Electric Power Co. Holdings Inc.(a)	8,545,600	36,162,751
Tokyo Electron Device Ltd.	104,400	2,679,272
Tokyo Electron Ltd.	2,660,300	351,525,799
Tokyo Gas Co. Ltd.	2,170,200	48,736,525
Tokyo Kiraboshi Financial Group Inc.	172,900	5,103,284
Tokyo Ohka Kogyo Co. Ltd.	178,600	10,319,644
Tokyo Seimitsu Co. Ltd.	216,100	10,101,680
Tokyo Steel Manufacturing Co. Ltd.	467,900	5,408,032
Tokyo Tatemono Co. Ltd.	1,109,100	14,726,983
Tokyotokeiba Co. Ltd.	83,000	2,149,361
Tokyu Construction Co. Ltd.	605,400	3,115,054
Tokyu Corp.	2,899,700	32,734,806
Tokyu Fudosan Holdings Corp.	3,340,700	19,463,992
Tokyu REIT Inc.	6,268	7,479,537
TOMONY Holdings Inc.	914,800	3,082,716
Tomy Co. Ltd.	585,000	8,068,664
Topcon Corp.	633,500	5,776,767
Toppan Inc.	1,473,300	33,979,999
Topre Corp.	181,500	1,955,739
Toray Industries Inc.	7,613,300	36,831,916
Toridoll Holdings Corp.(b)	267,100	6,463,597
Torii Pharmaceutical Co. Ltd.	56,300	1,360,479
Tosei Corp.	40,800	482,120
Toshiba TEC Corp.	164,000	3,564,967
Tosoh Corp.	1,388,200	16,997,423
Totetsu Kogyo Co. Ltd.	120,100	2,340,583
TOTO Ltd.	776,400	18,720,246
Towa Pharmaceutical Co. Ltd.	113,300	2,082,721
Toyo Construction Co. Ltd.	240,000	1,958,264
Toyo Gosei Co. Ltd.(b)	29,200	1,215,011
Toyo Ink SC Holdings Co. Ltd.	165,100	2,804,712
Toyo Seikan Group Holdings Ltd.	727,500	12,231,077
Toyo Suisan Kaisha Ltd.	508,800	23,471,413
Toyo Tanso Co. Ltd.	106,900	3,613,235
Toyo Tire Corp.	680,400	10,106,078
Toyobo Co. Ltd.	555,700	3,728,428
Toyoda Gosei Co. Ltd.	331,100	6,578,150
Toyota Boshoku Corp.	501,900	8,728,499
Toyota Industries Corp.	816,400	60,507,244
Toyota Motor Corp.	59,677,425	1,043,981,305
Toyota Tsusho Corp.	1,180,400	62,840,116
Trancom Co. Ltd.	8,300	381,319

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Transcosmos Inc.	115,500	$2,352,038
TRE Holdings Corp.	209,200	1,632,993
Trend Micro Inc.	782,300	29,480,674
Tri Chemical Laboratories Inc.	137,500	2,924,378
Trusco Nakayama Corp.	235,200	3,549,753
TS Tech Co. Ltd.	521,100	5,836,418
Tsubakimoto Chain Co.	126,200	3,190,114
Tsugami Corp.	197,800	1,417,222
Tsumura & Co.	466,400	8,345,424
Tsuruha Holdings Inc.	201,200	14,779,476
TV Asahi Holdings Corp.	100,400	1,082,313
UACJ Corp.	164,800	3,354,541
UBE Corp.	547,800	8,435,457
Ulvac Inc.	252,500	8,683,263
Unicharm Corp.	2,274,800	77,295,152
United Arrows Ltd.	124,100	1,584,004
United Super Markets Holdings Inc.(b)	471,300	3,345,018
United Urban Investment Corp.	16,085	16,216,392
Universal Entertainment Corp.	119,200	1,700,294
Usen-Next Holdings Co. Ltd.	104,200	2,390,095
Ushio Inc.	565,900	6,901,391
USS Co. Ltd.	1,150,800	20,114,714
UT Group Co. Ltd.(a)	163,500	2,019,520
Valor Holdings Co. Ltd.	194,300	3,041,653
ValueCommerce Co. Ltd.	79,400	660,038
Vector Inc.	110,500	782,244
Vision Inc./Tokyo Japan(a)(b)	180,100	1,602,067
Visional Inc.(a)(b)	123,700	6,063,177
VT Holdings Co. Ltd.	574,500	1,934,588
Wacoal Holdings Corp.	249,300	5,698,372
Wacom Co. Ltd.	853,900	2,943,898
WealthNavi Inc.(a)(b)	208,900	1,537,893
Weathernews Inc.	26,000	1,018,285
Welcia Holdings Co. Ltd.	533,200	8,838,218
West Holdings Corp.	127,730	2,818,444
West Japan Railway Co.	1,230,100	46,884,703
WingArc1st Inc.	100,300	1,794,306
Workman Co. Ltd.(b)	123,100	3,171,467
W-Scope Corp.(a)(b)	292,800	1,694,297
Yakult Honsha Co. Ltd.	1,462,600	34,466,064
Yamada Holdings Co. Ltd.	3,950,600	12,494,041
Yamaguchi Financial Group Inc.	1,232,600	11,312,125
Yamaha Corp.	807,000	21,554,910
Yamaha Motor Co. Ltd.	1,670,500	40,821,756
YA-MAN Ltd.(b)	190,900	1,344,046
Yamato Holdings Co. Ltd.	1,572,600	26,193,249
Yamato Kogyo Co. Ltd.	205,800	9,860,038
Yamazaki Baking Co. Ltd.	648,500	13,712,304
Yamazen Corp.	442,400	3,584,093
Yaoko Co. Ltd.	88,200	4,540,738
Yaskawa Electric Corp.	1,368,300	44,788,734
Yellow Hat Ltd.	157,500	1,905,583
Yodogawa Steel Works Ltd.	72,900	1,706,721
Yokogawa Bridge Holdings Corp.	133,600	2,208,339
Yokogawa Electric Corp.	1,265,900	22,982,692
Yokohama Rubber Co. Ltd. (The)	678,400	12,536,547
Yokorei Co. Ltd.	268,900	2,067,646
Yokowo Co. Ltd.	64,600	534,546
Yonex Co. Ltd.	313,800	3,399,661
Yoshinoya Holdings Co. Ltd.	487,200	11,386,098
Yuasa Trading Co. Ltd.	68,100	1,862,651
Z Holdings Corp.	15,083,700	38,455,688
Security	Shares	Value

Japan (continued)
Zenkoku Hosho Co. Ltd.	276,100	$8,829,201
Zenrin Co. Ltd.	155,900	917,181
Zensho Holdings Co. Ltd.	564,400	29,665,892
Zeon Corp.	779,800	6,445,408
ZERIA Pharmaceutical Co. Ltd.	18,600	247,105
Zojirushi Corp.	131,100	1,348,667
ZOZO Inc.	837,800	15,930,553
Zuken Inc.	40,400	1,009,518
		22,672,560,203
Netherlands — 4.0%
Aalberts NV	549,076	17,143,395
ABN AMRO Bank NV, CVA(d)	2,216,206	29,849,199
Adyen NV(a)(d)	122,325	82,506,483
Aegon NV	9,881,300	48,055,400
AerCap Holdings NV(a)	974,333	60,525,566
Akzo Nobel NV	960,571	64,439,607
Alfen Beheer BV(a)(b)(d)	122,839	3,872,499
Allfunds Group PLC	2,030,753	10,393,646
AMG Critical Materials NV	211,556	5,517,280
Arcadis NV	437,660	18,497,608
Ariston Holding NV	451,848	2,532,543
ASM International NV	263,900	108,906,272
ASML Holding NV	2,266,486	1,362,431,098
ASR Nederland NV	873,812	32,609,322
Basic-Fit NV(a)(b)(d)	289,715	7,411,309
BE Semiconductor Industries NV	435,449	44,981,750
Brunel International NV	227,204	3,167,676
Corbion NV	344,237	5,961,746
Davide Campari-Milano NV	2,939,174	32,488,936
Ebusco Holding NV(a)(b)	82,093	503,152
Eurocommercial Properties NV	280,695	6,026,060
EXOR NV, NVS(b)	625,657	53,699,619
Fastned BV(a)(b)	32,657	875,613
Ferrovial SE	2,864,542	86,211,378
Flow Traders Ltd., NVS(b)	189,913	3,470,355
Fugro NV(a)	648,946	10,718,617
Heineken Holding NV	703,893	53,554,648
Heineken NV	1,614,705	145,070,686
IMCD NV	318,723	38,372,840
ING Groep NV	20,265,351	259,812,440
InPost SA(a)	1,276,606	12,631,751
Iveco Group NV(a)	1,097,421	9,248,820
JDE Peet’s NV	696,272	19,331,680
Just Eat Takeaway.com NV(a)(b)(d)	1,156,587	14,093,845
Koninklijke Ahold Delhaize NV	5,421,423	160,538,024
Koninklijke BAM Groep NV	1,830,772	3,783,090
Koninklijke KPN NV	18,003,974	60,514,567
Koninklijke Philips NV(a)	5,206,403	99,038,666
Koninklijke Vopak NV	396,899	13,382,285
MFE-MediaForEurope NV, NVS(b)	366,146	970,485
MFE-MediaForEurope NV, Class A	1,707,304	3,097,062
NN Group NV	1,400,064	44,903,391
NSI NV	133,903	2,417,109
OCI NV	590,007	13,747,624
Pharming Group NV(a)(b)	4,350,368	5,143,882
PostNL NV	1,980,424	3,690,293
Prosus NV(a)	8,589,604	240,213,349
QIAGEN NV(a)	1,296,781	48,328,562
Randstad NV	654,007	33,867,586
SBM Offshore NV	806,782	10,048,035
Signify NV(d)	697,126	18,071,477
Sligro Food Group NV(b)	128,884	2,198,789

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Technip Energies NV	802,739	$17,587,809
TKH Group NV	241,326	8,827,453
TomTom NV(a)(b)	537,814	3,222,108
Universal Music Group NV	4,598,482	112,611,423
Van Lanschot Kempen NV	193,799	5,208,169
Vastned Retail NV	144,982	2,902,432
Wereldhave NV	228,758	3,449,546
Wolters Kluwer NV	1,443,552	185,216,355
		3,757,892,410
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)(b)	4,018,037	9,784,994
Air New Zealand Ltd.	4,218,243	1,646,557
Auckland International Airport Ltd.	6,916,700	29,577,765
Contact Energy Ltd.	4,185,758	18,996,865
EBOS Group Ltd.	922,374	18,829,543
Fisher & Paykel Healthcare Corp. Ltd.	3,205,744	38,866,128
Fletcher Building Ltd.	4,435,998	11,179,630
Goodman Property Trust	5,452,345	6,384,836
Infratil Ltd.	4,483,152	25,670,650
Kiwi Property Group Ltd.	6,976,642	3,150,058
Mercury NZ Ltd.	4,214,946	14,488,199
Meridian Energy Ltd.	7,042,678	19,834,716
Oceania Healthcare Ltd.	1,292,042	511,866
Ryman Healthcare Ltd.	4,145,635	13,744,060
Spark New Zealand Ltd.	10,311,751	29,936,239
Summerset Group Holdings Ltd.	1,624,159	9,223,607
Warehouse Group Ltd. (The)(b)	661,356	662,726
		252,488,439
Norway — 0.9%
Adevinta ASA(a)	1,617,919	14,220,771
Aker ASA, Class A	139,264	8,374,771
Aker BP ASA	1,831,924	52,798,992
Aker Carbon Capture ASA(a)	2,007,898	1,908,896
Aker Horizons Holding AS(a)(b)	1,013,199	310,094
Aker Solutions ASA	1,465,900	5,853,714
Atea ASA	584,290	6,077,773
Austevoll Seafood ASA	608,601	4,159,520
Bakkafrost P/F	269,073	12,145,848
Bewi ASA	254,786	474,404
Bonheur ASA	24,502	423,759
Borr Drilling Ltd.(a)	1,146,888	7,149,900
Borregaard ASA	679,806	9,226,003
BW Energy Ltd.(a)	323,547	810,655
BW LPG Ltd.(d)	624,634	8,834,716
Cadeler AS(a)(b)	593,108	1,878,458
Cool Co. Ltd.	132,101	1,724,010
Crayon Group Holding ASA(a)(b)(d)	407,423	2,354,703
DNB Bank ASA	5,176,882	93,400,517
DNO ASA	2,234,721	2,278,232
Elkem ASA(d)	2,097,213	3,244,114
Entra ASA(d)	664,304	5,182,558
Equinor ASA	5,100,560	170,987,073
Europris ASA(d)	941,167	5,334,378
Flex LNG Ltd.	180,182	5,516,294
Frontline PLC, NVS	763,369	17,066,849
Gjensidige Forsikring ASA	1,086,718	16,297,246
Golden Ocean Group Ltd.	719,763	5,325,511
Grieg Seafood ASA	367,936	2,442,268
Hafnia Ltd.	1,297,185	8,524,449
Hexagon Composites ASA(a)	455,421	1,073,508
Hexagon Purus ASA(a)(b)	412,012	379,229
Security	Shares	Value

Norway (continued)
Hoegh Autoliners ASA	359,822	$2,908,609
Kahoot! ASA(a)(b)	1,960,102	6,139,923
Kongsberg Gruppen ASA	527,673	21,555,271
Leroy Seafood Group ASA	1,616,984	6,405,040
Mowi ASA	2,466,207	40,075,013
MPC Container Ships AS	1,649,490	2,331,690
NEL ASA(a)(b)	9,418,781	6,193,419
Nordic Semiconductor ASA(a)(b)	923,914	7,507,041
Norsk Hydro ASA	7,362,802	41,987,895
Norske Skog ASA(a)(b)(d)	358,577	1,309,957
Norwegian Air Shuttle ASA(a)(b)	3,979,893	2,860,483
Nykode Therapeutics AS(a)(b)	553,498	850,739
Odfjell Drilling Ltd.	504,494	1,765,898
Orkla ASA	4,135,629	28,504,797
PGS ASA(a)	4,894,784	4,448,068
Protector Forsikring ASA	583,248	9,135,341
REC Silicon ASA(a)(b)	1,447,835	1,885,306
Salmar ASA	405,556	19,229,392
Scatec ASA(d)	641,931	3,244,034
Schibsted ASA, Class A	405,522	8,124,269
Schibsted ASA, Class B	506,249	9,393,741
SpareBank 1 Nord Norge	522,102	4,415,265
SpareBank 1 Oestlandet	10,431	115,882
SpareBank 1 SMN	1,138,258	13,811,066
SpareBank 1 SR-Bank ASA	1,039,904	11,294,527
Stolt-Nielsen Ltd.	141,571	4,657,379
Storebrand ASA	2,520,743	21,050,588
Subsea 7 SA	1,300,519	17,083,390
Telenor ASA	3,841,882	39,273,225
TGS ASA	800,440	10,946,656
TOMRA Systems ASA	1,349,709	10,698,287
Veidekke ASA	594,160	5,127,319
Wallenius Wilhelmsen ASA	682,805	5,738,518
Yara International ASA	908,656	29,732,982
		875,580,223
Portugal — 0.2%
Altri SGPS SA(b)	670,487	3,243,150
Banco Comercial Portugues SA, Class R(a)	48,456,813	14,872,159
Corticeira Amorim SGPS SA	46,670	452,829
CTT-Correios de Portugal SA	834,939	3,184,834
EDP - Energias de Portugal SA	17,641,685	74,139,130
Galp Energia SGPS SA	2,780,639	41,861,852
Greenvolt Energias Renovaveis SA(a)(b)	367,555	2,455,983
Jeronimo Martins SGPS SA	1,575,241	36,316,980
Navigator Co. SA (The)	1,730,259	6,887,891
NOS SGPS SA	1,137,169	4,155,987
REN - Redes Energeticas Nacionais SGPS SA	3,087,184	8,037,295
Sonae SGPS SA	6,835,314	6,724,448
		202,332,538
Singapore — 1.5%
AEM Holdings Ltd.(b)	1,653,600	4,180,032
AIMS APAC REIT(b)	660,593	578,910
Best World International Ltd.(a)(b)	739,900	913,311
CapitaLand Ascendas REIT	21,307,003	40,484,239
CapitaLand Ascott Trust	12,542,568	8,246,801
CapitaLand China Trust(b)	6,842,080	3,947,268
Capitaland India Trust(b)	4,671,846	3,275,735
CapitaLand Integrated Commercial Trust	31,057,357	39,915,514
Capitaland Investment Ltd/Singapore	14,604,700	31,358,946
CDL Hospitality Trusts	7,123,646	5,036,761
City Developments Ltd.	2,893,600	13,356,303

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
ComfortDelGro Corp. Ltd.	11,474,200	$11,082,511
Cromwell European Real Estate Investment Trust	1,003,040	1,220,514
DBS Group Holdings Ltd.	10,156,900	244,002,410
Digital Core REIT Management Pte Ltd.(b)	4,381,600	2,214,811
ESR-LOGOS REIT	46,839,927	9,408,012
Far East Hospitality Trust	610,000	263,394
First Resources Ltd.	2,971,900	3,281,347
Frasers Centrepoint Trust	6,154,888	9,310,835
Frasers Logistics & Commercial Trust(b)	16,469,886	12,510,642
Genting Singapore Ltd.	33,124,900	20,810,876
Golden Agri-Resources Ltd.	39,925,200	7,873,355
Grab Holdings Ltd., Class A(a)	10,490,821	32,206,820
Hour Glass Ltd. (The)(b)	1,313,200	1,582,573
Hutchison Port Holdings Trust, Class U(b)	30,192,600	4,742,472
iFAST Corp. Ltd.(b)	840,700	4,058,203
Jardine Cycle & Carriage Ltd.	545,400	11,235,114
Keppel Corp. Ltd.	8,023,300	36,420,514
Keppel DC REIT	7,689,400	9,489,483
Keppel Infrastructure Trust(b)	20,349,769	6,539,750
Keppel REIT(b)	17,794,740	10,332,724
Lendlease Global Commercial REIT(b)	7,013,509	2,612,233
Mapletree Industrial Trust	11,811,820	18,567,018
Mapletree Logistics Trust	19,001,879	20,405,144
Mapletree Pan Asia Commercial Trust	13,182,856	12,812,486
Maxeon Solar Technologies Ltd.(a)(b)	189,369	1,181,663
Nanofilm Technologies International Ltd.(b)	1,553,600	1,057,751
NetLink NBN Trust	22,224,900	13,476,213
Olam Group Ltd.(b)	4,854,900	3,518,034
Oversea-Chinese Banking Corp. Ltd.	18,976,500	175,933,243
Paragon REIT	4,662,495	2,707,288
Parkway Life REIT	2,729,300	6,695,689
Raffles Medical Group Ltd.	6,648,100	5,784,641
Riverstone Holdings Ltd./Singapore	2,775,400	1,197,108
Sasseur Real Estate Investment Trust(b)	298,200	136,153
SATS Ltd.(a)(b)	5,876,026	10,570,521
Sea Ltd., ADR(a)(b)	2,054,963	85,691,957
Seatrium Ltd.(a)	253,070,069	20,726,183
Sembcorp Industries Ltd.	5,714,000	19,169,931
Sheng Siong Group Ltd.(b)	4,434,200	5,019,910
SIA Engineering Co. Ltd.	336,100	562,487
Singapore Airlines Ltd.(b)	8,350,700	37,288,048
Singapore Exchange Ltd.	4,110,200	28,457,618
Singapore Post Ltd.(b)	9,816,300	3,224,025
Singapore Technologies Engineering Ltd.(b)	8,936,300	24,532,436
Singapore Telecommunications Ltd.	45,571,100	79,187,704
Starhill Global REIT	10,786,400	3,509,111
StarHub Ltd.	4,161,800	3,130,887
Straits Trading Co. Ltd.	834,724	1,171,044
Suntec REIT(b)	12,406,500	9,969,973
UMS Holdings Ltd.	3,112,800	2,846,484
United Overseas Bank Ltd.	7,082,800	139,706,022
UOL Group Ltd.(b)	2,508,800	10,804,984
Venture Corp. Ltd.	1,591,500	13,588,738
Wilmar International Ltd.	10,782,100	28,031,129
Yangzijiang Financial Holding Ltd.(b)	14,149,700	3,312,827
Yangzijiang Shipbuilding Holdings Ltd.	15,002,200	15,902,080
Yanlord Land Group Ltd.(a)(b)	6,293,200	2,600,310
		1,404,969,253
Spain — 2.5%
Acciona SA	136,810	17,248,128
Acerinox SA	1,063,214	10,358,723
ACS Actividades de Construccion y Servicios SA	1,264,312	45,722,533
Security	Shares	Value

Spain (continued)
Aena SME SA(d)	416,024	$60,365,353
Almirall SA	445,811	4,058,860
Amadeus IT Group SA	2,528,627	144,315,848
Applus Services SA	851,853	8,968,392
Atresmedia Corp. de Medios de Comunicacion SA	732,832	2,745,976
Audax Renovables SA(a)	725,610	824,583
Banco Bilbao Vizcaya Argentaria SA	33,256,573	261,637,095
Banco de Sabadell SA	30,882,237	38,398,781
Banco Santander SA	91,505,081	336,549,586
Bankinter SA	3,687,381	23,316,999
CaixaBank SA	22,939,700	93,262,263
Cellnex Telecom SA(d)	3,190,645	93,792,499
Cia. de Distribucion Integral Logista Holdings SA	342,375	8,407,083
Cie. Automotive SA	350,479	8,936,126
Construcciones y Auxiliar de Ferrocarriles SA	155,662	4,649,842
Corp. ACCIONA Energias Renovables SA	357,477	9,675,546
Distribuidora Internacional de Alimentacion SA(a)	11,437,038	147,857
Ebro Foods SA	431,469	7,341,123
EDP Renovaveis SA	1,772,236	28,509,861
eDreams ODIGEO SA(a)	256,862	1,646,918
Enagas SA	815,479	13,641,893
Ence Energia y Celulosa SA	982,475	2,939,010
Endesa SA	1,771,229	33,325,088
Faes Farma SA	2,248,745	7,063,549
Fluidra SA	539,117	9,505,009
Gestamp Automocion SA(d)	1,143,342	4,207,253
Global Dominion Access SA(d)	399,452	1,299,494
Grenergy Renovables SA(a)(b)	78,147	1,855,504
Grifols SA(a)	1,664,412	18,676,874
Iberdrola SA	34,388,718	382,471,941
Indra Sistemas SA	952,542	13,374,814
Industria de Diseno Textil SA	6,095,691	210,410,864
Inmobiliaria Colonial SOCIMI SA	1,626,604	9,125,694
Laboratorios Farmaceuticos Rovi SA	116,245	6,216,686
Lar Espana Real Estate SOCIMI SA	690,206	4,002,083
Linea Directa Aseguradora SA Cia de Segurosy Reaseguros	3,564,465	3,070,051
Mapfre SA	5,152,258	10,710,105
Melia Hotels International SA(a)(b)	712,380	3,963,325
Merlin Properties SOCIMI SA	1,793,058	14,950,130
Naturgy Energy Group SA	798,514	22,593,691
Neinor Homes SA(d)	299,530	3,086,925
Opdenergy Holdings SA, NVS(a)	241,881	1,476,741
Pharma Mar SA	86,541	2,948,524
Prosegur Cash SA(d)	202,849	110,322
Prosegur Cia. de Seguridad SA	1,601,869	2,395,219
Redeia Corp. SA	1,672,728	26,086,054
Repsol SA	7,293,385	106,790,818
Sacyr SA	3,034,052	8,761,068
Solaria Energia y Medio Ambiente SA(a)	460,475	6,907,392
Soltec Power Holdings SA(a)(b)	131,074	366,709
Tecnicas Reunidas SA(a)(b)	334,837	2,953,083
Telefonica SA	28,728,958	110,969,518
Unicaja Banco SA(d)	10,118,094	10,542,200
Vidrala SA	108,358	8,053,728
Viscofan SA	216,072	12,490,261
		2,288,221,595
Sweden — 3.3%
AAK AB	1,016,244	19,326,368
AcadeMedia AB(d)	196,308	813,198
AddLife AB, Class B	610,681	3,989,145
AddTech AB, Class B	1,430,394	21,027,281

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
AFRY AB	594,327	$6,244,643
Alfa Laval AB	1,612,686	52,261,919
Alleima AB, NVS	1,159,253	7,056,613
Arjo AB, Class B	1,389,134	4,645,860
Assa Abloy AB, Class B	5,601,502	119,396,431
Atlas Copco AB, Class A	15,213,175	196,995,673
Atlas Copco AB, Class B	8,548,973	96,032,689
Atrium Ljungberg AB, Class B	313,009	4,813,383
Attendo AB(a)(d)	764,135	2,419,914
Avanza Bank Holding AB	715,626	12,097,587
Axfood AB	607,868	13,440,268
Beijer Ref AB, Class B	2,176,240	20,688,074
Betsson AB	705,525	7,100,645
Bilia AB, Class A	489,473	4,548,152
Billerud AB	1,250,830	11,620,950
BioArctic AB, Class B(a)(b)(d)	202,146	4,078,252
BioGaia AB, Class B	549,409	4,902,251
Biotage AB	398,879	4,074,638
Boliden AB	1,518,930	38,934,942
BoneSupport Holding AB(a)(d)	300,725	3,913,791
Boozt AB(a)(d)	314,687	2,198,943
Bravida Holding AB(d)	1,396,467	8,737,545
Bufab AB	133,660	3,177,574
Bure Equity AB	287,847	5,755,180
Calliditas Therapeutics AB, Class B(a)(b)	204,599	1,699,119
Camurus AB(a)	143,459	4,299,653
Castellum AB	2,156,857	20,670,796
Catena AB	176,587	5,849,677
Cellavision AB	28,825	349,646
Cibus Nordic Real Estate AB	207,990	1,951,971
Clas Ohlson AB, Class B	151,714	1,593,577
Cloetta AB, Class B	1,430,835	2,293,192
Collector Bank AB(a)	130,357	421,308
Coor Service Management Holding AB(d)	445,013	1,534,081
Corem Property Group AB, Class B	3,204,322	2,068,581
Creades AB, Class A	236,673	1,263,765
Dios Fastigheter AB	358,667	1,941,620
Dometic Group AB(d)	1,757,834	10,847,261
Electrolux AB, Class B(a)	1,221,118	10,275,962
Electrolux Professional AB, Class B	1,650,668	6,677,984
Elekta AB, Class B	2,063,254	14,054,448
Embracer Group AB, Class B(a)(b)	4,224,319	6,877,807
Engcon AB(b)	222,044	1,420,928
Epiroc AB, Class A	3,727,596	61,411,086
Epiroc AB, Class B	2,113,443	29,345,812
EQT AB	2,041,249	37,293,225
Essity AB, Class B	3,411,263	77,783,118
Evolution AB(d)	1,036,555	92,362,657
Fabege AB	1,439,210	10,738,028
Fastighets AB Balder, Class B(a)(b)	3,623,584	15,395,889
Fortnox AB	2,683,127	10,635,717
Getinge AB, Class B	1,273,691	22,930,433
Granges AB	663,985	6,392,678
H & M Hennes & Mauritz AB, Class B	3,634,381	48,826,695
Hemnet Group AB	451,868	7,848,351
Hexagon AB, Class B	11,668,581	95,094,612
Hexatronic Group AB(b)	927,177	2,165,295
Hexpol AB	1,563,335	13,874,657
HMS Networks AB(b)	112,447	3,729,745
Holmen AB, Class B	529,634	19,988,309
Hufvudstaden AB, Class A	698,973	7,452,058
Husqvarna AB, Class B	2,341,722	15,173,797
Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class A	735,111	$19,021,293
Industrivarden AB, Class C	850,078	21,922,916
Indutrade AB	1,536,143	27,225,610
Instalco AB	1,179,839	3,302,913
Intrum AB	453,396	2,328,775
Investment AB Latour, Class B	849,177	14,706,324
Investor AB, Class B	9,759,468	179,155,505
INVISIO AB	212,123	3,197,298
Inwido AB	451,545	4,614,309
JM AB(b)	355,011	3,788,525
Kambi Group PLC, Class B(a)	143,350	2,053,462
Kindred Group PLC	1,297,365	10,621,311
Kinnevik AB, Class B(a)	1,345,689	11,506,327
KNOW IT AB	134,603	1,688,197
L E Lundbergforetagen AB, Class B	433,571	17,707,023
Lifco AB, Class B	1,282,916	23,474,737
Lindab International AB	469,518	7,234,983
Loomis AB, Class B	433,081	11,250,245
Medicover AB, Class B	350,084	3,945,421
MEKO AB	281,852	2,267,451
Millicom International Cellular SA, SDR(a)	944,575	14,841,256
MIPSAB	152,099	3,750,718
Modern Times Group MTG AB, Class B(a)	512,209	4,111,809
Munters Group AB(d)	654,424	7,989,672
Mycronic AB	445,798	9,766,020
NCC AB, Class B	509,180	5,216,180
New Wave Group AB, Class B	494,232	3,227,594
Nibe Industrier AB, Class B	8,536,505	49,164,824
Nolato AB, Class B(b)	1,288,245	5,698,132
Nordea Bank Abp	17,962,455	189,184,452
Nordnet AB publ	742,516	10,512,995
Note AB(a)(b)	100,422	1,316,305
NP3 Fastigheter AB	148,625	1,986,122
Nyfosa AB	1,066,641	5,161,748
OX2 AB, Class B(a)	608,088	2,459,036
Pandox AB, Class B	520,754	5,125,788
Paradox Interactive AB	194,635	3,702,119
Peab AB, Class B	1,089,696	4,062,034
Platzer Fastigheter Holding AB, Class B	334,260	1,751,785
PowerCell Sweden AB(a)(b)	264,614	1,069,101
Ratos AB, Class B	1,293,456	3,603,215
Resurs Holding AB(d)	432,841	844,433
Rvrc Holding AB	202,360	699,894
Saab AB, Class B	442,889	22,751,824
Sagax AB, Class B	1,066,173	19,300,837
Samhallsbyggnadsbolaget i Norden AB(b)	6,197,281	1,802,638
Sandvik AB	5,982,362	101,897,631
Scandic Hotels Group AB(a)(b)(d)	812,939	2,739,970
Sdiptech AB, Class B(a)(b)	155,823	3,063,280
Sectra AB, Class B	758,628	8,204,974
Securitas AB, Class B	2,711,351	21,719,023
Sinch AB(a)(b)(d)	3,708,399	5,876,822
Skandinaviska Enskilda Banken AB, Class A	8,876,559	99,058,065
Skanska AB, Class B	1,873,289	28,125,415
SKF AB, Class B	1,868,222	30,288,476
SkiStar AB(b)	148,299	1,410,875
SSAB AB, Class A	1,216,870	7,289,676
SSAB AB, Class B	3,618,135	20,990,780
Stillfront Group AB(a)	2,940,191	3,043,616
Storskogen Group AB	7,651,968	4,533,661
Surgical Science Sweden AB(a)	157,092	1,783,485
Svenska Cellulosa AB SCA, Class B	3,399,101	46,640,609

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	8,184,075	$69,774,880
Svolder AB	514,723	2,304,630
Sweco AB, Class B	1,214,694	11,199,613
Swedbank AB, Class A	4,716,142	77,454,665
SwedenCare AB(b)	504,208	2,047,651
Swedish Orphan Biovitrum AB(a)	1,087,889	22,380,283
Synsam AB	280,849	864,694
Tele2 AB, Class B	3,152,704	22,389,365
Telefonaktiebolaget LM Ericsson, Class B	16,374,209	73,352,015
Telia Co. AB	14,789,267	31,352,436
Thule Group AB(d)	607,341	13,824,019
Trelleborg AB, Class B	1,319,335	33,364,751
Troax Group AB	114,608	1,837,040
Truecaller AB(a)(b)	1,329,489	3,217,439
Vestum AB(a)(b)	978,415	303,803
Viaplay Group AB, Class B(a)(b)	411,101	881,644
Vimian Group AB(a)(b)	949,677	2,152,469
Vitec Software Group AB, Class B	170,579	6,807,809
Vitrolife AB	433,030	5,645,507
Volvo AB, Class A	1,083,585	21,725,112
Volvo AB, Class B	8,366,803	165,789,789
Volvo Car AB, Class B(a)(b)	3,266,784	11,267,441
Wallenstam AB, Class B	2,249,923	7,609,818
Wihlborgs Fastigheter AB	1,696,583	10,997,324
XANO Industri AB, Class B	83,319	619,530
Xvivo Perfusion AB(a)	54,770	1,138,338
		3,091,907,026
Switzerland — 9.4%
ABB Ltd., Registered	8,934,161	300,167,332
Accelleron Industries AG, NVS	492,116	12,154,836
Adecco Group AG, Registered	884,896	33,487,603
Alcon Inc.	2,801,140	200,494,759
Allreal Holding AG, Registered	75,612	12,133,124
ALSO Holding AG, Registered	33,276	8,488,421
Arbonia AG	359,390	3,057,966
Aryzta AG(a)	5,738,356	10,517,306
Autoneum Holding AG(a)(b)	22,264	2,527,694
Bachem Holding AG, Class B	192,018	13,948,783
Baloise Holding AG, Registered	247,829	35,584,736
Banque Cantonale Vaudoise, Registered	164,911	18,640,593
Barry Callebaut AG, Registered	19,666	29,817,536
Basilea Pharmaceutica AG, Registered(a)(b)	92,504	3,600,481
Belimo Holding AG, Registered	54,716	23,036,368
Bell Food Group AG, Registered	12,087	3,600,774
BKW AG	132,821	22,328,265
Bossard Holding AG, Class A, Registered	40,457	8,350,704
Bucher Industries AG, Registered	43,517	15,534,098
Burckhardt Compression Holding AG	21,790	11,045,806
Burkhalter Holding AG	39,225	3,668,997
Bystronic AG, Registered(b)	8,051	3,848,199
Cembra Money Bank AG	166,281	11,465,139
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,884	65,142,986
Chocoladefabriken Lindt & Spruengli AG, Registered	576	62,687,847
Cie. Financiere Richemont SA, Class A, Registered	2,933,242	346,050,567
Clariant AG, Registered	1,172,205	16,654,594
Coca-Cola HBC AG, Class DI	1,241,595	32,233,863
Coltene Holding AG, Registered	14,229	996,413
Comet Holding AG, Registered	47,847	9,410,793
COSMO Pharmaceuticals NV(b)	61,577	2,338,796
Security	Shares	Value

Switzerland (continued)
Daetwyler Holding AG, Bearer	48,437	$8,570,279
DKSH Holding AG	200,518	12,278,187
DocMorris AG(a)(b)	62,481	2,597,971
dormakaba Holding AG	19,157	8,756,514
Dottikon Es Holding AG(a)(b)	14,860	3,282,729
DSM-Firmenich AG	1,042,178	94,479,491
Dufry AG, Registered(a)	594,344	20,834,284
EFG International AG	655,630	7,878,927
Emmi AG, Registered	13,289	12,547,661
EMS-Chemie Holding AG, Registered	39,383	26,940,325
Flughafen Zurich AG, Registered	106,255	19,854,999
Forbo Holding AG, Registered	6,226	6,866,259
Galenica AG(d)	289,872	21,899,499
Geberit AG, Registered	189,006	88,003,763
Georg Fischer Ltd.	446,669	23,178,261
Givaudan SA, Registered	51,750	172,250,931
Gurit Holding AG(a)(b)	7,025	548,315
Helvetia Holding AG, Registered	200,029	26,890,654
Holcim AG	2,913,472	180,133,448
Huber + Suhner AG, Registered	119,593	8,189,784
Idorsia Ltd.(a)(b)	625,265	1,189,141
Implenia AG, Registered	104,357	3,246,039
Inficon Holding AG, Registered	9,019	9,762,027
Interroll Holding AG, Registered	3,546	9,348,571
Intershop Holding AG	9,399	6,236,525
Julius Baer Group Ltd.	1,200,492	71,143,184
Kardex Holding AG, Registered	31,127	6,017,983
Komax Holding AG, Registered	28,027	5,564,115
Kuehne + Nagel International AG, Registered	301,475	81,296,841
Landis+Gyr Group AG	143,714	10,662,419
LEM Holding SA, Registered	2,235	4,520,860
Leonteq AG	31,474	1,356,044
Logitech International SA, Registered	928,369	73,073,166
Lonza Group AG, Registered	419,651	146,963,423
Medacta Group SA(d)	29,770	3,410,140
Medartis Holding AG(a)(b)(d)	3,363	265,816
Medmix AG(d)	129,249	2,679,752
Meyer Burger Technology AG(a)(b)	18,098,965	4,848,907
Mobilezone Holding AG, Registered	489,122	7,434,882
Mobimo Holding AG, Registered	48,538	13,406,806
Montana Aerospace AG(a)(d)	85,763	1,031,918
Nestle SA, Registered	14,979,531	1,615,373,537
Novartis AG, Registered	11,500,374	1,076,659,919
OC Oerlikon Corp. AG, Registered	1,209,987	4,820,247
Orior AG	35,029	2,857,310
Partners Group Holding AG	127,310	134,803,922
PolyPeptide Group AG(a)(b)(d)	78,707	1,477,900
PSP Swiss Property AG, Registered	249,005	30,637,379
Rieter Holding AG, Registered(b)	24,086	2,045,618
Roche Holding AG, Bearer	172,544	47,020,149
Roche Holding AG, NVS	3,950,041	1,017,963,340
Sandoz Group AG(a)	2,297,127	59,723,029
Schindler Holding AG, Participation Certificates, NVS	223,521	45,223,387
Schindler Holding AG, Registered	134,422	26,204,341
Schweiter Technologies AG, NVS(b)	6,534	3,648,955
Sensirion Holding AG(a)(b)(d)	40,058	2,999,561
SFS Group AG	120,651	12,070,280
SGS SA	837,354	68,387,218
Siegfried Holding AG, Registered	25,015	19,837,357
Siemens Energy AG(a)(b)	2,916,988	25,934,727
SIG Group AG	1,728,520	38,108,136

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	823,904	$197,167,958
SKAN Group AG	56,261	4,245,991
Softwareone Holding AG	617,804	12,172,511
Sonova Holding AG, Registered	293,219	69,496,787
St. Galler Kantonalbank AG, Class A, Registered	16,269	8,826,199
Stadler Rail AG	330,043	11,166,745
STMicroelectronics NV	3,855,634	146,977,120
Straumann Holding AG	635,105	75,059,294
Sulzer AG, Registered	127,822	10,549,309
Swatch Group AG (The), Bearer	162,829	41,680,310
Swatch Group AG (The), Registered	292,393	14,160,819
Swiss Life Holding AG, Registered	164,558	105,692,410
Swiss Prime Site AG, Registered	414,473	38,524,398
Swiss Re AG	1,677,619	183,301,327
Swisscom AG, Registered	145,516	87,191,558
Swissquote Group Holding SA, Registered	82,049	15,759,448
Tecan Group AG, Registered	72,734	20,932,869
Temenos AG, Registered	357,450	25,752,686
TX Group AG	5,042	468,366
u-blox Holding AG	51,295	4,852,040
UBS Group AG, Registered	18,483,956	434,306,947
Valiant Holding AG, Registered	106,143	11,572,927
VAT Group AG(d)	151,186	53,613,503
Vetropack Holding AG, Class A, Registered	46,396	1,818,301
Vontobel Holding AG, Registered	185,908	10,875,254
Ypsomed Holding AG, Registered	35,316	9,733,107
Zehnder Group AG, Registered	90,919	4,697,623
Zurich Insurance Group AG	847,803	402,700,095
		8,771,548,433
United Kingdom — 15.0%
3i Group PLC	5,469,463	128,956,670
4imprint Group PLC	153,850	9,415,828
888 Holdings PLC(a)	2,107,426	2,090,159
abrdn PLC	11,023,477	21,044,868
Admiral Group PLC	1,184,518	35,195,260
Advanced Medical Solutions Group PLC(b)	1,987,961	4,682,723
AG Barr PLC	637,581	3,808,866
Airtel Africa PLC(d)	4,963,572	6,835,355
AJ Bell PLC	1,527,243	4,700,117
Alpha Financial Markets Consulting PLC	617,925	2,854,015
Alpha FX Group PLC	170,548	3,233,762
Alphawave IP Group PLC(a)	1,153,430	1,373,897
Anglo American PLC	7,105,131	181,035,727
Antofagasta PLC	2,183,105	35,697,085
AO World PLC(a)	2,147,545	2,180,849
Ascential PLC(a)	2,340,971	7,449,078
Ashmore Group PLC	2,401,819	4,948,195
Ashtead Group PLC	2,466,712	141,471,940
ASOS PLC(a)(b)	407,738	1,969,756
Associated British Foods PLC	1,987,924	49,038,203
Assura PLC	15,990,150	7,956,778
Aston Martin Lagonda Global Holdings PLC(a)(d)	2,299,864	6,136,088
AstraZeneca PLC	8,701,284	1,089,432,155
Atalaya Mining PLC	590,931	2,154,740
Auction Technology Group PLC(a)(b)	474,627	3,236,325
Auto Trader Group PLC(d)	5,209,470	39,405,723
Aviva PLC	15,217,812	73,708,489
B&M European Value Retail SA	5,284,230	34,018,501
Babcock International Group PLC(a)	1,438,070	6,842,376
BAE Systems PLC	17,128,016	230,309,518
Balanced Commercial Property Trust Ltd.	3,297,230	2,535,054
Balfour Beatty PLC	3,416,421	12,839,489
Security	Shares	Value

United Kingdom (continued)
Bank of Georgia Group PLC	204,209	$8,265,250
Barclays PLC	87,404,677	140,288,511
Barratt Developments PLC	5,832,731	29,415,605
Beazley PLC	3,681,615	23,062,967
Bellway PLC	678,397	17,264,323
Berkeley Group Holdings PLC	603,983	29,689,744
Big Yellow Group PLC	944,209	10,981,229
Bodycote PLC	1,080,964	7,541,539
boohoo Group PLC(a)(b)	5,633,321	2,149,963
BP PLC	97,496,176	595,312,889
Breedon Group PLC	1,592,223	6,047,707
Bridgepoint Group PLC(d)	922,800	2,035,734
British American Tobacco PLC	11,937,370	356,597,931
British Land Co. PLC (The)	4,887,456	17,718,376
Britvic PLC	1,408,116	14,342,317
BT Group PLC	38,408,622	52,751,406
Bunzl PLC	1,879,473	67,052,408
Burberry Group PLC	2,151,264	44,337,658
Burford Capital Ltd.	1,135,136	14,034,905
Bytes Technology Group PLC	1,082,472	6,479,381
C&C Group PLC	2,302,258	3,895,203
Capita PLC(a)	9,441,720	1,924,514
Capital & Counties Properties PLC	9,093,335	11,527,568
Carnival PLC(a)(b)	807,209	8,284,663
Centamin PLC	7,344,140	7,360,832
Central Asia Metals PLC	337,116	671,166
Centrica PLC	31,499,074	60,298,559
Ceres Power Holdings PLC(a)(b)	687,565	1,654,687
Chemring Group PLC	1,486,928	5,051,363
Clarkson PLC	112,232	3,608,106
Close Brothers Group PLC	779,174	7,564,241
CLS Holdings PLC	943,807	997,011
CMC Markets PLC(d)	521,742	598,004
CNH Industrial NV	5,741,653	63,628,869
Coats Group PLC	9,129,884	7,501,512
Coca-Cola Europacific Partners PLC	1,177,682	68,906,174
Compass Group PLC	9,705,095	244,678,614
Computacenter PLC	518,177	16,207,315
ConvaTec Group PLC(d)	9,011,615	22,366,356
Craneware PLC	132,898	2,560,263
Cranswick PLC	299,614	12,738,936
Crest Nicholson Holdings PLC	1,815,396	3,530,435
Croda International PLC	790,637	42,137,890
Currys PLC	5,544,920	3,019,886
Custodian Reit PLC	2,250,327	2,250,138
CVS Group PLC	458,827	8,191,954
Darktrace PLC(a)	1,779,761	7,594,673
DCC PLC	552,470	30,691,923
Dechra Pharmaceuticals PLC	640,574	29,689,944
Deliveroo PLC, Class A(a)(b)(d)	5,303,836	8,380,507
Derwent London PLC	554,072	12,313,685
Diageo PLC	12,613,461	476,990,309
Diploma PLC	756,920	26,243,030
Direct Line Insurance Group PLC(a)	7,289,581	13,440,203
DiscoverIE Group PLC	522,590	3,919,071
Diversified Energy Co. PLC	5,578,430	4,538,135
Domino’s Pizza Group PLC	2,379,305	9,927,891
Dowlais Group PLC	7,328,002	8,921,725
Dr. Martens PLC	3,617,143	5,128,415
Draper Esprit PLC(a)	758,888	2,171,306
Drax Group PLC	2,402,324	12,339,511
DS Smith PLC	7,602,018	26,367,358

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Dunelm Group PLC	642,467	$7,619,615
easyJet PLC(a)	1,684,629	7,515,086
Elementis PLC(a)	3,659,177	5,267,760
Empiric Student Property PLC	1,512,894	1,553,825
Endeavour Mining PLC	1,016,483	20,972,199
Energean PLC	740,705	7,670,466
EnQuest PLC(a)	8,123,804	1,597,230
Entain PLC	3,630,249	41,211,651
Ergomed PLC(a)	250,026	4,078,257
Essentra PLC	1,725,261	3,116,093
Experian PLC	5,165,770	156,723,202
FD Technologies PLC(a)	97,918	1,024,408
Ferrexpo PLC(a)	1,686,832	1,553,071
Fevertree Drinks PLC	570,179	6,957,958
Firstgroup PLC	3,967,362	7,634,792
Forterra PLC(d)	770,295	1,260,199
Frasers Group PLC(a)	1,155,387	11,291,574
Future PLC	652,657	7,047,064
Games Workshop Group PLC	189,136	22,740,280
Gamma Communications PLC	488,211	6,220,450
GB Group PLC	1,395,192	4,054,441
Genel Energy PLC (b)	812,870	808,186
Genuit Group PLC	1,358,693	4,383,714
Genus PLC	380,524	9,898,490
Glencore PLC	59,413,657	314,703,664
Grafton Group PLC	1,226,223	11,492,566
Grainger PLC	4,217,170	11,655,970
Great Portland Estates PLC	1,554,899	7,370,614
Greatland Gold PLC(a)	24,360,626	2,777,334
Greggs PLC	598,609	17,243,620
GSK PLC	23,008,985	410,175,672
Gulf Keystone Petroleum Ltd.	1,133,894	1,670,690
Haleon PLC	31,132,307	124,780,938
Halfords Group PLC	1,422,053	3,475,256
Halma PLC	2,161,844	48,616,295
Hammerson PLC	21,882,021	5,861,866
Harbour Energy PLC	3,536,065	10,929,412
Hargreaves Lansdown PLC	1,973,502	16,996,681
Hays PLC	8,518,129	9,981,969
Helios Towers PLC(a)	4,006,213	2,948,391
Hikma Pharmaceuticals PLC	913,953	21,175,857
Hill & Smith PLC	448,028	8,981,200
Hiscox Ltd.	1,912,507	21,804,329
Hochschild Mining PLC(a)	1,706,200	1,943,718
Home Reit PLC(c)	4,179,974	1,443,587
Howden Joinery Group PLC	3,058,834	23,755,219
HSBC Holdings PLC	111,227,623	803,109,671
Hunting PLC	1,028,067	3,617,486
Ibstock PLC(d)	2,527,264	3,762,908
IG Group Holdings PLC	2,240,659	17,406,771
IMI PLC	1,421,759	25,391,250
Impact Healthcare Reit PLC, Class B	1,787,575	1,802,762
Impax Asset Management Group PLC(b)	463,229	2,167,671
Imperial Brands PLC	4,863,247	103,607,399
Inchcape PLC	2,130,566	17,273,503
Indivior PLC, NVS(a)	746,225	14,285,229
Informa PLC	7,745,258	67,108,568
IntegraFin Holdings PLC	1,690,432	4,495,540
InterContinental Hotels Group PLC	960,366	68,053,943
Intermediate Capital Group PLC	1,604,391	25,543,489
International Distributions Services PLC(a)	4,134,902	12,695,080
Intertek Group PLC	898,585	41,850,333
Security	Shares	Value

United Kingdom (continued)
Investec PLC	3,735,863	$20,710,371
IP Group PLC	5,421,493	2,889,518
ITM Power PLC(a)(b)	2,552,387	2,004,704
ITV PLC(b)	19,580,241	15,245,839
IWG PLC(a)	4,158,880	6,672,478
J D Wetherspoon PLC(a)	543,854	4,177,691
J Sainsbury PLC	9,493,666	29,703,943
JD Sports Fashion PLC	14,501,597	22,547,582
JET2 PLC	921,797	11,265,069
John Wood Group PLC(a)	3,848,855	6,665,354
Johnson Matthey PLC	1,001,526	18,206,928
Johnson Service Group PLC	2,348,513	3,648,049
JTC PLC(d)	773,409	6,019,107
Judges Scientific PLC	31,294	3,103,760
Jupiter Fund Management PLC	2,680,705	2,560,801
Just Group PLC	5,905,148	5,426,121
Kainos Group PLC	453,155	6,188,259
Keller Group PLC	477,213	4,495,219
Keywords Studios PLC	412,750	6,554,037
Kier Group PLC(a)	1,736,280	2,127,243
Kingfisher PLC	10,617,552	27,112,085
Lancashire Holdings Ltd.	1,312,673	9,062,369
Land Securities Group PLC	3,875,218	26,861,854
Learning Technologies Group PLC	3,192,262	2,399,800
Legal & General Group PLC	33,201,690	85,544,227
Liontrust Asset Management PLC	315,746	2,153,573
Lloyds Banking Group PLC	361,859,191	176,116,409
London Stock Exchange Group PLC	2,376,897	239,817,092
LondonMetric Property PLC	5,400,528	10,882,857
LXI REIT PLC	8,387,352	8,741,699
M&G PLC	12,135,979	29,306,361
Man Group PLC/Jersey	7,187,118	19,215,738
Marks & Spencer Group PLC(a)	10,896,069	28,771,963
Marlowe PLC(a)(b)	438,437	2,952,255
Marshalls PLC	1,390,145	3,496,641
Melrose Industries PLC	7,546,327	42,967,068
Mitchells & Butlers PLC(a)	1,345,067	3,390,701
Mitie Group PLC	6,842,138	8,212,277
Mondi PLC	2,707,964	43,802,672
Moneysupermarket.com Group PLC	2,919,954	9,214,453
Moonpig Group PLC(a)	1,342,232	2,690,203
Morgan Advanced Materials PLC	1,990,089	5,442,418
Morgan Sindall Group PLC	192,662	4,402,413
National Express Group PLC	2,929,425	2,231,700
National Grid PLC	20,627,711	245,943,548
NatWest Group PLC, NVS	32,324,416	70,331,980
NCC Group PLC	1,543,725	2,000,157
Network International Holdings PLC(a)(d)	2,757,806	12,998,953
Next Fifteen Communications Group PLC	443,885	3,409,765
Next PLC	712,954	59,775,767
Ninety One PLC	2,290,011	4,400,543
NMC Health PLC, NVS(c)	475,795	6
Ocado Group PLC(a)	3,281,340	18,621,983
OSB Group PLC	2,293,398	8,373,298
Oxford Biomedica PLC(a)(b)	361,022	930,264
Oxford Instruments PLC	299,631	6,562,637
Oxford Nanopore Technologies PLC(a)	2,943,599	7,284,392
Pagegroup PLC	1,875,974	8,596,989
Pan African Resources PLC	9,134,180	1,798,546
Paragon Banking Group PLC	1,600,492	8,629,426
Pearson PLC	3,621,628	41,922,963
Penno Group PLC	1,397,917	12,343,942

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	1,785,326	$22,109,474
Petrofac Ltd.(a)(b)	2,407,014	1,375,034
Pets at Home Group PLC	2,791,430	9,527,100
Phoenix Group Holdings PLC	4,211,820	23,265,621
Picton Property Income Ltd.	1,163,807	919,456
Playtech PLC(a)	1,327,252	6,333,453
Plus500 Ltd.	553,508	9,492,657
Polar Capital Holdings PLC	472,986	2,397,293
Premier Foods PLC	3,051,375	4,346,704
Primary Health Properties PLC	7,516,332	8,199,309
Provident Financial PLC	1,378,893	1,937,427
PRS REIT PLC (The)	2,979,318	2,615,028
Prudential PLC	15,470,652	161,767,025
PZ Cussons PLC	1,798,699	2,928,817
QinetiQ Group PLC	3,312,942	13,328,421
Quilter PLC(d)	8,148,864	7,929,736
Rank Group PLC(a)	1,089,487	889,873
Rathbones Group PLC	309,631	5,648,268
Reckitt Benckiser Group PLC	4,031,536	269,737,670
Redde Northgate PLC	1,534,326	6,266,049
Redrow PLC	1,566,826	9,266,799
RELX PLC	10,640,227	371,638,542
Renewi PLC(a)	339,647	2,423,275
Renishaw PLC	211,618	7,950,884
Rentokil Initial PLC	14,230,020	72,466,194
RHI Magnesita NV(b)	156,632	4,889,195
Rightmove PLC	4,690,151	27,046,349
Rio Tinto PLC	6,308,287	402,471,572
Rolls-Royce Holdings PLC(a)	47,132,500	124,063,263
Rotork PLC	4,661,456	16,668,999
RS GROUP PLC	2,654,729	21,907,947
RWS Holdings PLC	1,691,807	4,268,891
S4 Capital PLC(a)(b)	2,032,786	1,570,731
Safestore Holdings PLC	1,399,123	11,642,793
Sage Group PLC (The)	5,712,019	67,480,694
Savills PLC	923,898	8,843,241
Schroders PLC	4,913,231	22,124,544
Segro PLC	6,699,304	58,231,280
Serco Group PLC	6,632,999	11,528,766
Serica Energy PLC	1,336,893	3,786,761
Severn Trent PLC	1,510,908	48,775,637
Shell PLC	37,684,085	1,214,438,402
SIG PLC(a)	3,682,471	1,221,569
Sirius Real Estate Ltd.	5,976,181	5,806,754
Smart Metering Systems PLC	720,169	5,605,634
Smith & Nephew PLC	4,882,909	54,645,213
Smiths Group PLC	1,965,072	38,546,120
Softcat PLC	814,639	12,525,428
SolGold PLC(a)	5,458,748	633,626
Spectris PLC	569,529	21,520,745
Spirax-Sarco Engineering PLC	417,963	41,718,373
Spire Healthcare Group PLC(d)	1,043,808	2,708,665
Spirent Communications PLC	3,580,124	4,231,794
SSE PLC	6,137,337	121,970,701
SSP Group PLC(a)	4,474,084	9,788,440
St. James’s Place PLC	3,045,696	23,743,577
Standard Chartered PLC	13,333,450	102,231,965
SThree PLC	690,576	2,948,143
Supermarket Income Reit PLC	6,649,967	5,868,039
Synthomer PLC(a)	707,747	1,635,089
Target Healthcare REIT PLC	3,360,612	2,945,035
Tate & Lyle PLC	2,229,575	17,086,143
Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	19,859,972	$26,823,723
TBC Bank Group PLC	216,064	7,051,209
Team17 Group PLC(a)	613,145	1,974,904
Telecom Plus PLC	491,409	9,222,046
Tesco PLC	40,624,797	133,312,612
THG PLC, Class B(a)(b)	5,014,162	4,280,639
TI Fluid Systems PLC(d)	1,456,550	2,188,168
TP ICAP Group PLC	4,565,118	8,741,058
Trainline PLC(a)(d)	2,593,719	8,209,199
Travis Perkins PLC	1,183,384	10,662,453
Tremor International Ltd.(a)(b)	518,777	873,308
Tritax Big Box REIT PLC	10,393,035	17,303,547
Trustpilot Group PLC(a)(d)	1,335,440	1,623,160
TUI AG(a)(b)	2,458,560	12,426,001
Tullow Oil PLC(a)(b)	6,641,086	2,678,258
Tyman PLC	664,129	1,961,533
UK Commercial Property REIT Ltd.	1,615,674	1,036,395
Unilever PLC	14,155,432	670,410,038
UNITE Group PLC (The)	1,904,113	20,150,304
United Utilities Group PLC	3,810,042	49,277,406
Urban Logistics REIT PLC	2,539,502	3,216,275
Vesuvius PLC	1,267,530	6,208,693
Victoria PLC(a)(b)	493,943	1,933,168
Victrex PLC	473,453	7,924,058
Virgin Money UK PLC	7,031,654	12,774,922
Vistry Group PLC	1,892,077	16,308,408
Vodafone Group PLC	129,015,106	118,763,252
Volex PLC	668,534	2,295,508
Volution Group PLC	1,014,609	4,471,604
Warehouse REIT PLC	1,386,464	1,221,753
Watches of Switzerland Group PLC(a)(d)	1,362,381	8,318,118
Weir Group PLC (The)	1,433,555	29,775,745
WH Smith PLC	748,025	10,546,563
Whitbread PLC	1,116,215	45,260,424
Wickes Group PLC	1,263,211	1,971,154
Wincanton PLC	667,237	2,051,218
Wise PLC, Class A(a)	3,437,322	27,937,651
Workspace Group PLC	767,915	4,513,358
WPP PLC	6,039,287	52,005,616
XP Power Ltd.	102,549	1,369,408
Yellow Cake PLC(a)(d)	1,160,818	7,796,454
YouGov PLC	563,030	5,816,843
Young & Co’s Brewery PLC, Series A, Class A	118,177	1,493,837
		13,930,882,117

Total Common Stocks — 98.9%
(Cost: $93,104,736,579)		92,089,077,888

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	376,361	32,001,829
Dr Ing hc F Porsche AG, Preference Shares, NVS(d)	647,446	56,745,423
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	61,157	3,084,190
Einhell Germany AG, Preference Shares, NVS	1,029	144,591
Fuchs Petrolub SE, Preference Shares, NVS	388,458	15,777,240
Henkel AG & Co. KGaA, Preference Shares, NVS	976,401	70,432,776
Jungheinrich AG, Preference Shares, NVS	291,411	7,822,928

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	870,847	38,977,457
Sartorius AG, Preference Shares, NVS(b)	147,880	37,064,616
Schaeffler AG, Preference Shares, NVS	569,122	2,953,777
Sixt SE, Preference Shares, NVS	82,218	4,737,167
STO SE & Co. KGaA, Preference Shares, NVS	9,362	1,216,449
Volkswagen AG, Preference Shares, NVS	1,150,606	122,022,532
		392,980,975
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	158,620	3,204,972

Total Preferred Stocks — 0.4%
(Cost: $528,321,195)		396,185,947

Rights

Finland — 0.0%
Finnair OYJ,
(Expires 11/16/23, Strike Price EUR 0.03)	3,994,013	1,574,632

Spain — 0.0%
Vidrala SA, (Expires 12/01/23, Strike Price EUR)(a)	108,118	398,683

Total Rights — 0.0%
(Cost: $4,995,992)		1,973,315

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	53,565	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)	127,842	1

Security	Shares	Value

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(c)	1,476,448	$16

Total Warrants — 0.0%
(Cost: $—)		17
Total Long-Term Investments — 99.3%
(Cost: $93,638,053,766)		92,487,237,167

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	661,377,939	661,642,490
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	5,120,000	5,120,000

Total Short-Term Securities — 0.7%
(Cost: $666,389,899)		666,762,490

Total Investments — 100.0%
(Cost: $94,304,443,665)		93,153,999,657

Liabilities in Excess of Other Assets — (0.0)%		(10,862,600)

Net Assets — 100.0%		$93,143,137,057

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$721,911,207	$—	$(60,352,772	)(a)	$72,019	$12,036	$661,642,490	661,377,939	$3,361,231	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,520,000	—	(3,400,000	)(a)	—	—	5,120,000	5,120,000	179,748		—
					$72,019	$12,036	$666,762,490		$3,540,979		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI EAFE ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,117	12/07/23	$168,284	$(3,938,083)
Euro STOXX 50 Index	5,346	12/15/23	230,812	(7,374,668)
FTSE 100 Index	1,428	12/15/23	127,458	(4,346,740)
SPI 200 Index	749	12/21/23	80,901	(3,688,121)
				$(19,347,612)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$2,345,383,705	$89,736,315,411	$7,378,772	$92,089,077,888
Preferred Stocks	1,361,040	394,824,907	—	396,185,947
Rights	398,683	1,574,632	—	1,973,315
Warrants	—	1	16	17
Short-Term Securities
Money Market Funds	666,762,490	—	—	666,762,490
	$3,013,905,918	$90,132,714,951	$7,378,788	$93,153,999,657
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(19,347,612)	$—	$(19,347,612)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust
NVS	Non-Voting Shares	SDR	Swedish Depositary Receipt